g:\funds\#sbi\1996\secdocs\sbimuni.doc
As filed with the Securities and Exchange Commission on
   March 22, 1996< /R>
  Securities Act File No. 33-44639
Investment Company Act File No. 811-6506


                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                            __________________
                                 FORM N-2
                       REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933         x


   Pre-Effective Amendment No.
              o Post-Effective Amendment No. 1
              x

                                   and/or
                       REGISTRATION STATEMENT UNDER
             THE INVESTMENT COMPANY ACT OF 1940            x
                                 Amendment   No.       4
x
                    (Check appropriate box or boxes.)
                            __________________

              Smith Barney Intermediate Municipal Fund, Inc.
            (Exact name of registrant as specified in charter)

              388 Greenwich Street, New York, New York 10013
                 (Address of principal executive offices)
            Registrant's Telephone Number, Including Area
                              Code (212) 723-9218
                      Christina T. Sydor, Secretary
                    Smith Barney Municipal Fund, Inc.
                           388 Greenwich Street
                         New York, New York 10013
                 (Name and address of agent for
                 service)
                                 Copy to:
                      John E. Baumgardner, Jr., Esq.
                           Sullivan & Cromwell
                             125 Broad Street
                         New York, New York
                         10004

      Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.


      If any of the securities being registered on this
Form N-2  are  to   be  offered on a delayed or
continuous  basis
pursuant  to  Rule 415 of the Securities  Act  of  1933,
as
amended (the 1933 Act), other than securities offered
only in  connection with dividend or interest reinvestment
plans, check the following box.              x

     It is proposed that this filing will become
           effective: x    when  declared effective
           pursuant to  section
8(c).



     This Registration Statement relates to the
registration of  an  indeterminate number of shares
solely  for  marketmaking transactions. Pursuant to Rule
429, this Registration
Statement relates to shares previously registered on Form
N2 (Registration No. 33-48166).
       The   Registrant  hereby  amends  this
Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section
8(a) may determine.
       SMITH BARNEY INTERMEDIATE MUNICIPAL FUND, INC.
                   Cross-Reference Sheet
               Parts A and B of Prospectus*


Items in Part A and B of Form     Location
N-2 *
1  Outside Front Cover            Outside Front Cover
2.  Inside Front and Outside Back   Inside Front and Outside
Back Cover Page.                    Cover Page
3.  Fee Table and Synopsis          Prospectus Summary; Fee
Table
4.  Financial Highlights            Financial Highlights
5.  Plan of Distribution            Outside Front Cover
6.  Selling Shareholders            Not Applicable
7.  Use of Proceeds                 Use of Proceeds;
Investment
                                  Objective and Management
                                  Policies
8.  General Description of          The Fund; Investment
Registrant                        Objective and Management
                                  Policies; Investment
                                  Restrictions; Net Asset
                                  Value; Description of
                                  Shares
9.  Management                      Management of the Fund;
                                  Custodian, Transfer,
                                  DividendPaying and Plan
                                  Agent
10. Capital Stock, Long-Term Debt   Dividends and
Distributions; and Other Securities Dividend Reinvestment
Plan;
                                  Description of Shares;
                                  Taxation
11. Defaults and Arrears on Senior  Not Applicable
Securities
12. Legal Proceedings               Not Applicable
13. Table of Contents of Statement  Not
Applicable of Additional Information
14. Cover Page                      Not
Applicable
15. Table of Contents               Not
Applicable
16. General Information and         The Fund, Investment
History                           Objective and Management
                                  Policies
17. Investment Objective and        lnvestment Objective
and
Policies                          Management Policies;
                                  Investment Restrictions;
                                  Appendix B
18. Management                      Management of the
Fund;
                                  Custodian, Transfer,
                                  DividendPaying  and Plan
                                  Agent

19. Control Persons and Principal   Description of Shares
Holders of Securities
20. Investment Advisory and Other   Management of the Fund
Services
21. Brokerage Allocation and Other  Securities Transactions
and Practices                      Turnover
22. Tax Status                      Dividends and
Distributions;
                                  Dividend Reinvestment Plan,
                                  Taxation
23. Financial Statements            Experts




* Pursuant to General Instructions of Form N-2, all information required to be set forth in Part B:
    Statement of Additional Information, has been included in Part A: The Prospectus.



                            PART C
Information required to be included in Part C is set forth, under the appropriate item so numbered, in Part C of this Registration Statement.
Smith Barney Intermediate Municipal Fund, Inc.

PROSPECTUS                                       MARCH 29,
1996

388 Greenwich Street
New York, New York 10013
(212) 723-9218

 Smith Barney Intermediate Municipal Fund, Inc. (the "Fund") is a diversified, no load, closed-end management investment company. The Fund's investment objec-tive is to provide common shareholders a high level of current income exempt from Federal income taxes consistent with prudent investing. In normal market conditions, the Fund will invest only in municipal securities rated investment grade and at least two thirds of its total assets in municipal securities rated in the category A or better at the time of investment. Investment grade securi-ties are securities rated BBB or higher by Standard & Poor's Corporation or Baa or higher by Moody's Investors Service, Inc. or have equivalent ratings by any other nationally recognized statistical rating organization. The Fund's policy is to invest at least 80% of its total assets in municipal securities with remaining maturities of less than fifteen years and to maintain a dollar-weighted average maturity of the entire portfolio of not less than three, but not more than ten years. There can be no assurance that the Fund will achieve its investment objective. The Fund may invest an unlimited portion of its assets in municipal securities that pay interest that is subject to the Federal alternative minimum tax. See "Investment Objective and Management Policies" and
"Taxation". The shares of closed-end investment companies have in the past fre-quently traded at discounts from their net asset values. Investors should care-fully assess the risks associated with an investment in the Fund. See "Invest-ment Objective and Management Policies--Risk Factors and Special Considera-tions."

 This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and should be retained for future reference. Additional information about the Fund has been filed with the
Securities and Exchange Commission and is available upon written or oral


(Continued on page 2)

SMITH BARNEY INC.
Distributor

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS
A CRIMINAL OFFENSE.

Smith Barney Intermediate Municipal Fund, Inc.

MARCH 29, 1995

request by calling or writing to the Fund at the telephone number or address set forth above or by contacting a Smith Barney Financial
Consultant.

 Smith Barney Inc. ("Smith Barney") intends to make a market in the Fund's Com-mon Stock ("Common Stock"), although it is not obligated to conduct market-mak-ing activities and any such activities may be discontinued at any time, without notice by Smith Barney. The shares of Common Stock that may be offered from time to time pursuant to this Prospectus were issued and sold by the Fund on
February 27, 1992 in an initial public offering at a price of $10.00 per share.
No assurance can be given as to the liquidity of, or the trading market for, the Common Stock as a result of any market-making activities undertaken by
Smith Barney. The Fund will not receive any proceeds from the sale of any Com-mon Stock offered pursuant to this Prospectus. The Fund's shares of Common
Stock have been approved for listing on the American Stock Exchange under the symbol, "SBI."

 All dealers effecting transactions in the registered securities, whether or not participating in this distribution, may be required to deliver a Prospec-tus.

 Investors are advised to read this Prospectus and to retain it for future reference.

Smith Barney Intermediate Municipal Fund, Inc.

TABLE OF CONTENTS

PROSPECTUS SUMMARY
4
------------------------------------------------------------
-----------------
FUND EXPENSES
10
------------------------------------------------------------
-----------------
FINANCIAL HIGHLIGHTS
11
------------------------------------------------------------
-----------------
THE FUND
12
------------------------------------------------------------
-----------------
THE OFFERING
12
------------------------------------------------------------
-----------------
USE OF PROCEEDS
12
------------------------------------------------------------
-----------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
12
------------------------------------------------------------
-----------------
INVESTMENT RESTRICTIONS
28
------------------------------------------------------------
-----------------
SHARE PRICE DATA
31
------------------------------------------------------------
-----------------
MANAGEMENT OF THE FUND
32
------------------------------------------------------------
-----------------
SECURITIES TRANSACTIONS AND TURNOVER
38
------------------------------------------------------------
-----------------
DIVIDENDS AND DISTRIBUTIONS; DIVIDEND REINVESTMENT PLAN
39
------------------------------------------------------------
-----------------
NET ASSET VALUE
42
------------------------------------------------------------
-----------------
TAXATION
43
------------------------------------------------------------
-----------------
DESCRIPTION OF SHARES
48
------------------------------------------------------------
-----------------
CERTAIN PROVISIONS OF THE ARTICLES OF INCORPORATION AND
MARKET DISCOUNT   51
------------------------------------------------------------
-----------------
CUSTODIAN, TRANSFER, AND DIVIDEND-PAYING AGENT, REGISTRAR
AND PLAN AGENT  53
------------------------------------------------------------
-----------------
REPORTS TO SHAREHOLDERS
53
------------------------------------------------------------
-----------------
EXPERTS
53
------------------------------------------------------------
-----------------
ADDITIONAL INFORMATION
54
------------------------------------------------------------
-----------------
APPENDIX A
A-1
------------------------------------------------------------
-----------------
APPENDIX B
B-1
------------------------------------------------------------
-----------------

Smith Barney Intermediate Municipal Fund, Inc.

PROSPECTUS SUMMARY

 The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross references in this summary are to headings in the body of the Prospectus.

THE FUND Smith Barney Intermediate Municipal Fund, Inc. (the
"Fund") is a
diversified, no-load, closed-end management investment company. See "The
Fund."

INVESTMENT OBJECTIVEThe Fund seeks a high level of current income exempt from
Federal income tax consistent with prudent investing. See
"Investment Objec-
tive and Management Policies."

TAX-EXEMPT INCOMEThe Fund is intended to operate in such a manner that divi-dends paid by the Fund may be excluded by the Fund's shareholders from their gross incomes for Federal income tax purposes. See
"Investment Objective and
Management Policies" and "Taxation."

QUALITY INVESTMENTSThe Fund intends to achieve its objective primarily by investing in a diversified portfolio of municipal securities which the Fund's investment manager believes does not involve undue risk to income or princi-pal. Under normal market conditions, the Fund will invest only in municipal securities rated investment grade and at least two thirds of its total assets in municipal securities rated in category A or better by Standard & Poor's
Corporation ("S&P") or by Moody's Investors Service, Inc. ("Moody's") or have an equivalent rating by any nationally recognized statistical rating organiza-tion at the time of investment. Investment grade securities are securities rated BBB or higher by S&P or Baa or higher by Moody's or have equivalent rat-ings by any nationally recognized statistical rating organization (or, if not so rated, which are, in the opinion of the Fund's investment manager applying standards established by the Fund's Board of Directors, of comparable credit quality to those so rated). Securities rated BBB by S&P or Baa by Moody's are considered as medium grade obligations, i.e., they are neither highly pro-tected nor poorly secured. Such securities lack outstanding investment charac-teristics and in fact may have speculative characteristics as well. The Fund's policy is to invest at least 80% of its total assets in municipal securities with remaining maturities of less than fifteen years and to maintain a dollar-weighted average maturity of the entire portfolio of not less than three, but not more than ten years. The Fund may vary from its investment policies for temporary defensive purposes. See "Investment Objective and Management Poli-cies" and "Appendix A."

THE OFFERINGSmith Barney intends to make a market in the Common Stock in addi-tion to the trading of the Common Stock on the AMEX. Smith
Barney,

Smith Barney Intermediate Municipal Fund, Inc.

however, is not obligated to conduct market-making activities and any such activities may be discontinued at any time without notice, at the sole discre-tion of Smith Barney.

LISTING AMEX.

SYMBOL SBI.

INVESTMENT MANAGER Greenwich Street Advisors, a division of
Smith Barney Mutual
Funds Management Inc. ("SBMFM"), serves as the Fund's investment manager (the
"Investment Manager"). The Investment Manager provides investment advisory and management services to investment companies affiliated with Smith Barney. Smith
Barney is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"), which is in turn a wholly owned subsidiary of Travelers Group Inc. ("Travel-ers"). Subject to the supervision and direction of the Fund's Board of Direc-tors, the Investment Manager manages the securities held by the Fund in accor-dance with the Fund's stated investment objective and policies, makes invest-ment decisions for the Fund, places orders to purchase and sell securities on behalf of the Fund and employs professional portfolio managers. SBMFM acts as administrator of the Fund and in that capacity provides certain administrative services, including overseeing the Fund's non-investment operations and its relations with other service providers and providing executive and other offi-cers to the Fund. The Fund pays the Investment Manager a fee ("Management Fee") for services provided to the Fund that is computed daily and paid monthly at the annual rate of 0.60% of the value of the Fund's average daily net assets.
The Fund will bear other expenses and costs in connection with its operation in addition to the costs of investment management services. See "Management of the
Fund-- Investment Manager."

CUSTODIAN PNC Bank, National Association ("PNC Bank") serves as the Fund's cus-todian. See "Custodian, Transfer Agent, Dividend-Paying
Agent, Registrar and
Plan Agent."

TRANSFER AGENT, DIVIDEND-PAYING AGENT, REGISTRAR AND PLAN
AGENT First Data
Investor Services Group, Inc. ("First Data") serves as the
Fund's transfer
agent, dividend-paying agent and registrar. See "Custodian, Transfer Agent,
Dividend-Paying Agent, Registrar and Plan Agent."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income (that is, income other than net realized capital gains) are paid monthly and distribu-tions of net realized capital gains, if any, are paid annually. All dividends or

Smith Barney Intermediate Municipal Fund, Inc.

distributions with respect to shares of Common Stock are reinvested automati-cally in additional shares through participation in the Fund's Dividend Rein-vestment Plan, unless a shareholder elects to receive cash.
When the market
price of the Common Stock is equal to or exceeds net asset value, participants in the Fund's Dividend Reinvestment Plan will receive distributions through issuance of additional shares of Common Stock valued at net asset value or, if the net asset value is less than 95% of the then current market price of the
Common Stock, then at 95% of the market price. Whenever market price is less than net asset value, participants will receive distributions through pur-chases of shares on the open market. See "Dividends and Distributions; Divi-dend Reinvestment Plan."

RISK FACTORS AND SPECIAL CONSIDERATIONSThe Fund is a diversified, closed-end investment company, designed primarily for the long-term investor and should not be considered a vehicle for short-term trading. The Fund may invest an unlimited portion of its assets in municipal securities that pay interest that is subject to the Federal alternative minimum tax. See "Taxation."

  Shares of closed-end investment companies frequently trade at a discount from net asset value. This characteristic of shares of closed-end funds is a risk separate and distinct from the risk that the Fund's net asset value will decrease. It should be noted, however, that in some cases shares of closed-end funds may trade at a premium. The Fund cannot predict whether its Common Stock will trade at, above or below net asset value.

  The amount of available information about the financial condition of munici-pal securities issuers may be less extensive than that for corporate issuers with publicly-traded securities and the market for municipal securities may be less liquid than the market for corporate debt obligations. Liquidity relates to the ability of the Fund to sell a security in a timely manner at a price which reflects the value of that security. Further, municipal securities in which the Fund may invest include special obligation bonds, lease obligations, participation certificates and variable rate instruments. The market for such securities may be less liquid than the market for general obligation municipal securities. The relative illiquidity of some of the Fund's portfolio securi-ties may adversely affect the ability of the Fund to dispose of such securi-ties in a timely manner and at a fair price. The market for less liquid secu-rities tends to be more volatile than the market for more liquid securities and the market values of relatively illiquid securities may be more suscepti-ble to change as a result of adverse publicity and investor perceptions than are the market values of more liquid securities. The

Smith Barney Intermediate Municipal Fund, Inc.

relative illiquidity of some securities in the Fund's portfolio may adversely affect the ability of the Fund to value such securities accurately. Although the issuers of some municipal securities may be obligated to redeem such secu-rities at face value, such redemption could result in capital losses to the
Fund to the extent that such municipal securities were purchased by the Fund at a premium to face value.

  Lease obligations (including installment purchase contract agreements) in which the Fund may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. A risk exists that the municipality will not, or will be unable to, appropriate money in the future in the event of political changes, changes in the economic viability of the project, general economic changes or for other reasons. Although such lease obligations generally are secured by a lien on the leased property, management and/or disposition of the property in the event of foreclosure could be costly and time consuming and result in unsatisfactory recoupment of the Fund's original investment. For other considerations concerning the municipal securities in which the Fund may invest, see "Invest-ment Objectives and Management Policies--Risk Factors and Special
Considerations."

  The Fund may invest in unrated municipal securities believed, at the time of investment, by the Investment Manager to have credit characteristics equivalent to, and to be of comparable credit quality with, municipal securities that are rated investment grade. The Fund may be more dependent upon the Investment Man-ager's investment analysis of such unrated municipal securities than is the case with respect to rated municipal securities.

  The Fund may also purchase and sell options on municipal securities and may engage in interest rate and other hedging transactions, such as purchasing and selling financial futures contracts and related options thereon. The Fund also may engage in when-issued and delayed delivery transactions. These investment practices entail risks. See "Investment Techniques" and Appendix B.

  The net asset value of the Fund's Common Stock will change with changes in the value of its portfolio securities. Because the Fund will invest primarily in fixed-income municipal securities, the net asset value of the Common Stock of the Fund can be expected to change as general levels of interest rates fluc-tuate.

Smith Barney Intermediate Municipal Fund, Inc.

 The Fund may invest more than 25% of its assets in broad segments of the municipal securities market, such as revenue obligations of: hospitals and other health care facilities, housing agency revenue obligations, airport revenue obligations, industrial development obligations or in issuers located in the same state. If the Fund so invests more than 25% of its assets in such segments, the Fund will be more susceptible to economic, business, political, regulatory and other developments generally affecting issuers of such segments of the municipal market.

  The Fund is authorized to borrow amounts up to 33 1/3% of its total assets
(including the amount borrowed), although currently the Fund anticipates that it will not borrow. The use of borrowed funds involves the speculative factor known as "leverage." While the Fund does not currently expect to do so, it is also permitted under its Articles of Incorporation to issue preferred stock which would permit it to assume leverage in an amount up to 50% of its total assets. If any preferred stock were to be issued, it would have a priority on the income and assets of the Fund over the Common Stock and would have certain other rights with respect to voting and the election of directors. In certain circumstances, the net asset value of and dividends payable on shares of
Common Stock could be adversely affected by such preferences. The use of leverage would create an opportunity for increased returns to holders of the
Common Stock, but, at the same time, would create special risks. The Fund will only utilize leverage when there is an expectation that it will benefit the
Fund or the holders of Common Stock. To the extent the income or other gain derived from securities purchased with the proceeds of borrowings or preferred stock issuances exceeds the interest or dividends the Fund would have to pay thereon, the Fund's net income or other gain would be greater than if leverage had not been used. Conversely, if the income or other gain from the securities purchased through leverage is not sufficient to cover the cost of such leverage, the total return of the Fund would be less than if leverage had not been used. If leverage is used, in certain circumstances the Fund could be required to liquidate securities it would not otherwise sell in order to satisfy dividend or interest obligations. The Fund may also borrow up to an additional 5% of its total assets for temporary purposes without regard to the foregoing limitations. See "Investment Objective and Management Policies--
Investment Techniques--Borrowing and Leverage."

  The Fund's Articles of Incorporation provide that all shares of stock are designated as common stock until designated otherwise by the Board of Direc-tors. The Board of Directors may classify or reclassify any unissued shares of capital stock and set or change the preferences or other rights of such stock.
If a class

Smith Barney Intermediate Municipal Fund, Inc.

of preferred stock were ever to be issued under the requirements of the 1940
Act, holders of the preferred stock would elect two directors. Under the 1940
Act, upon failure by the Fund to pay dividends on the preferred stock in an amount equal to two years' dividends arrearage, the holders of the preferred stock would be entitled to elect a majority of the Board until such dividends arrearage had been provided for or paid. In addition, the terms of the pre-ferred stock could entitle holders of the preferred stock to elect a majority of the Board in certain other circumstances or when dividends on the preferred stock are in arrears for a period of less than two years. If any preferred stock were outstanding, holders of the Common Stock would not be entitled to receive any net income of or other distributions from the Fund unless all accrued dividends on the preferred stock had been paid, and unless appropriate asset coverage was maintained. See "Description of Shares."

  Certain antitakeover provisions will make a change in the Fund's business or management more difficult without the approval of the Fund's Board of Directors and may have the effect of depriving shareholders of an opportunity to sell their Common Stock at a premium above the prevailing market price. See "Certain
Provisions of the Articles of Incorporation and Market
Discount--Anti-Takeover
Provisions."

  Under the Internal Revenue Code of 1986, as amended (the "Code"), the inter-est on certain "private activity" obligations issued after August 7, 1986 is treated as a preference item for the purpose of calculating alternative minimum taxable income. In addition, for corporations, alternative minimum taxable income is increased by a percentage of the amount by which a measure of income that includes interest on tax-exempt obligations exceeds the amount otherwise determined to be alternative minimum taxable income. There exists no specific limitation on the amount of the Fund's assets which may be invested in munici-pal securities that pay interest that is subject to the Federal alternative minimum tax. Accordingly, the Fund's dividends which would otherwise be tax-exempt may not be completely tax-exempt to an investor who is subject to the alternative minimum tax or may cause an investor to be subject to such tax. As such, an investment in the Fund may not be appropriate for investors who are already subject to the Federal alternative minimum tax or who would become sub-ject to the Federal alternative minimum tax as a result of an investment in the
Fund. In addition, investors should consider the tax implications of certain hedging transactions in which the Fund may engage. See "Taxation."

Smith Barney Intermediate Municipal Fund, Inc.

FUND EXPENSES

 The following tables are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund.

------------------------------------------------------------
-----------
  ANNUAL EXPENSES
    (as a percentage of net assets attributable to Common
Stock)
    Management Fees
0.60%
    Other Expenses*
0.12%
------------------------------------------------------------
-----------
  TOTAL ANNUAL OPERATING EXPENSES*
0.72%
------------------------------------------------------------
-----------

* "Other Expenses", as shown above, is based upon amounts of expenses for the fiscal period ended December 31, 1995.

 EXAMPLE

 The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. These amounts are based upon payment by the Fund of operating expenses at the levels set forth in the table above.

 An investor would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return and (2) reinvestment of all dividends and distributions at net asset value:


     1 YEAR  3 YEARS   5 YEARS   10 YEARS
-----------------------------------------
     $7    $23     $40    $89
-----------------------------------------

 THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF
FUTURE EXPENSES OF
THE FUND AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN
THOSE SHOWN. More-
over, while the example assumes a 5% annual return, the Fund's performance will vary and may result in a return greater or less than 5%. In addition, while the example assumes reinvestment of all dividends and distributions at net asset value, participants in the Fund's Dividend
Reinvestment Plan may
receive shares purchased or issued at a price or value different from net asset value. See "Dividends and Distributions; Dividend
Reinvestment Plan."

Smith Barney Intermediate Municipal Fund, Inc.

FINANCIAL HIGHLIGHTS

 The following information for the fiscal years ended December 31, 1993 through December 31, 1995 and the period ended December 31, 1992, has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated December 31, 1995. The infor-
mation set out below should be read in conjunction with the financial state-ments and related notes that also appear in the Fund's Annual Report, which is incorporated by reference.

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH
PERIOD:

                                          1995    1994(a)
1993(a)  1992(a)(b)
------------------------------------------------------------
--------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $9.95   $10.81
$10.36    $10.00
------------------------------------------------------------
--------------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment income                      0.58     0.58
0.59      0.48*
 Net realized and unrealized gain (loss)    0.73    (0.84)
0.46      0.34
------------------------------------------------------------
--------------------
Total Income (Loss) from Operations         1.31    (0.26)
1.05      0.82
------------------------------------------------------------
--------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                     (0.60)   (0.60)
(0.57)    (0.46)
 Overdistribution of net investment
  income                                   (0.02)     --
--        --
 Net realized gains                          --       --
(0.03)      --
------------------------------------------------------------
--------------------
Total Distributions                        (0.60)   (0.60)
(0.60)    (0.46)
------------------------------------------------------------
--------------------
NET ASSET VALUE, END OF PERIOD              $10.66    $9.95
$10.81    $10.36
------------------------------------------------------------
--------------------
TOTAL RETURN                               13.72%   (2.33)%
10.30%     8.44%++
------------------------------------------------------------
--------------------
NET ASSETS, END OF PERIOD (000S)           $88,392  $82,494
$88,966   $83,499
------------------------------------------------------------
--------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                   0.72%    0.72%
0.73%     0.59%+*
 Net investment income                      5.63     5.64
5.56      5.74+
------------------------------------------------------------
--------------------
PORTFOLIO TURNOVER RATE                    12.57%   25.59%
10.46%    23.48%
------------------------------------------------------------
--------------------
MARKET PRICE AT END OF PERIOD               $10.38    $9.50
$11.13    $10.13
------------------------------------------------------------
--------------------

(a) Based on the weighted average shares outstanding for the period.
(b) For the period from March 2, 1992 (commencement of
operations) to December
    31, 1992.
 *  The manager waived a portion of its fees for the period
from March 2, 1992
    to December 31, 1992. If such fees were not waived, the
per share decrease
    in net investment income would have been $0.01 and the
ratio of expenses to
    average net assets would have been 0.70%+.
++  Total return is not annualized, as it may not be
representative of the total
    return for the year.
+   Annualized.

Smith Barney Intermediate Municipal Fund, Inc.

THE FUND

 The Fund is a diversified no-load, closed-end management investment company that seeks a high level of current income exempt from Federal income taxes consistent with prudent investing. The Fund will attempt to achieve this objective primarily by investing in a diversified portfolio of municipal secu-rities which the Investment Manager believes does not involve undue risk to income or principal. The Fund, which was incorporated under the laws of the
State of Maryland on December 19, 1991, is registered under the 1940 Act, and has its principal office at 388 Greenwich Street, New York, New York 10013.
The Fund's telephone number is (212) 723-9218.

THE OFFERING


 Smith Barney intends to make a market in the Fund's Common Stock, although it is not obligated to conduct market-making activities and any such activities may be discontinued at any time without notice at the sole discretion of Smith
Barney. No assurance can be given as to the liquidity of, or the trading mar-ket for, the Common Stock as a result of any market-making activities under-taken by Smith Barney. This Prospectus is to be used by Smith Barney in con-nection with offers and sales of the Common Stock in market-making transac-tions in the over-the-counter market at negotiated prices related to prevail-ing market prices at the time of the sale.

USE OF PROCEEDS


 The Fund will not receive any proceeds from the sale of Common Stock offered pursuant to this Prospectus. Proceeds received by Smith
Barney as a result of
its market-making in Common Stock will be utilized by Smith
Barney in connec-
tion with its secondary market operations and for general corporate purposes.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES


 Set out below is a description of the investment objective and principal investment policies of the Fund. No assurance can be given that the Fund will be able to achieve its investment objective, which may be changed only with the approval of a majority of the Fund's outstanding voting securities as defined in

Smith Barney Intermediate Municipal Fund, Inc.

the 1940 Act. Such a majority is defined in the 1940 Act as the lesser of (i) more than 50% of the Fund's outstanding Common Stock and of any outstanding shares of preferred stock, voting by class, or (ii) 67% of the Fund's out-standing Common Stock and of any outstanding shares of preferred stock, voting by class, present at a meeting at which the holders of more than 50% of the out- standing shares of each such class are present in person or by proxy. All other investment policies or practices are considered by the Fund not to be fundamental and accordingly may be changed without shareholder approval.

 GENERAL

  The Fund's investment objective is to provide shareholders a high level of current income exempt from Federal income tax consistent with prudent invest-ing. Under normal market conditions, the Fund will invest at least two thirds of its total assets in municipal securities rated in category A or better by
S&P or by Moody's or have an equivalent rating by any nationally recognized statistical rating organization (or, if not so rated, which are, in the opin-ion of the Investment Manager applying standards established by the Fund's
Board of Directors, of comparable credit quality to those so rated) at the time of investment. Under normal market conditions, the Fund will also invest only in municipal securities rated investment grade at the time of investment.
Investment grade securities are securities rated BBB or higher by S&P or Baa or higher by Moody's or have equivalent ratings by any nationally recognized statistical rating organization (or, if not so rated, which are, in the opin-ion of the Investment Manager applying standards established by the Fund's
Board of Directors, of comparable credit quality to those so rated). Securi-ties rated BBB by S&P are regarded by S&P as having an adequate capacity to pay interest and repay principal; whereas such securities normally exhibit adequate protection parameters, adverse economic conditions or changing cir-cumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
Securities rated Baa by Moody's are considered by Moody's as medium grade obligations; they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; they lack outstanding investment characteris-tics and in fact have speculative characteristics as well. The Fund may be more dependent upon the Investment Manager's investment analysis of unrated municipal securities than is the case with respect to rated municipal securi-ties. See "Investment Objective and Management Policies-- Risk Factors and Spe-cial Considerations" and Appendix A. The Fund's policy is to

Smith Barney Intermediate Municipal Fund, Inc.

invest at least 80% of its total assets in municipal securities with remaining maturities of less than fifteen years and to maintain a dollar-weighted aver-age maturity of the entire portfolio of not less than three, but not more than ten years. For this purpose, any scheduled principal prepayments will be reflected in the calculation of dollar-weighted average maturity.

  The foregoing policies with respect to credit quality of portfolio invest-ments will apply only at the time of the purchase of a security, and the Fund will not be required to dispose of securities in the event that S&P or Moody's or any other relevant rating organization downgrades its assessment of the credit characteristics of a particular issuer or in the event the Investment
Manager reassesses its view with respect to the credit quality of the issuer thereof.

  Municipal securities are obligations issued by or on behalf of states, ter-ritories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities is, at the time of issuance, not includable in gross income for
Federal income tax purposes. Under normal market conditions, at least 80% of the Fund's total assets will be invested in municipal securities. The policy stated in the foregoing sentence is a fundamental policy and cannot be changed without shareholder approval. The Fund has not established any limit on the percentage of its portfolio that may be invested in municipal securities sub-ject to the alternative minimum tax provisions of Federal tax law, and a sub-stantial portion of the income produced by the Fund may be taxable under the alternative minimum tax. The Fund may not be a suitable investment for invest-ors who are already subject to the Federal alternative minimum tax or who would become subject to the Federal alternative minimum tax as a result of an investment in the Fund.

  The two principal classifications of municipal bonds are "general obliga-tion" bonds and "revenue" or "special obligation" bonds, which include "indus-trial revenue bonds." General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest, and accordingly the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer's maintenance of its tax base. Revenue or spe-cial obligation bonds are payable only from the revenues derived from a par-ticular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source such as from the user of the facility being financed; accordingly, the timely payment of interest and the repayment of principal in accordance

Smith Barney Intermediate Municipal Fund, Inc.

with the terms of the revenue or special obligation bond is a function of the economic viability of such facility or such revenue source. Although the rat-ings of S&P or Moody's of the municipal securities in the Fund's portfolio are relative and subjective, and are not absolute standards of quality, such rat-ings reflect the assessment of S&P or Moody's, as the case may be, of the issuer's ability, or the economic viability of the special revenue source, with respect to the timely payment of interest and the repayment of principal in accordance with the terms of the obligation. See Appendix A.

  Also included within the general category of municipal securities are par-ticipations in lease obligations or installment purchase contract obligations
(hereinafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. Howev-er, certain lease obligations contain "non-appropriation" clauses which pro-vide that the municipality has no obligation to make lease or installment pur-chase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securi-ties represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although
"non-appropriation" lease obligations are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult. There is no limitation on the percentage of the Fund's assets that may be invested in "non-appropriation" lease obligations and in unrated "non-appropriation" lease obligations believed, at the time of investment, by the
Investment Manager to have credit characteristics equivalent to, and to be of comparable quality as, securities that are rated investment grade. In evaluat-ing such unrated lease obligations, the Investment Manager will consider such factors as it deems appropriate, including (a) whether the lease can be can-celled, (b) the ability of the lease obligee to direct the sale of the under-lying assets, (c) the general creditworthiness of the lease obligor, (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essen-tial by the municipality, (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding and (f) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services than those covered by the lease obligations. See "Investment Objec-tive and Management Policies--Risk Factors and Special Considerations."

Smith Barney Intermediate Municipal Fund, Inc.

  Participation certificates are obligations issued by state and local govern-ments or authorities to finance the acquisition of equipment and facilities.
They may represent participations in a lease, an installment purchase con-tract, or a conditional sales contract. Some municipal leases and participa-tion certificates may not be readily marketable. See "Investment Objective and
Management Policies--Risk Factors and Special
Considerations."

  The "issuer" of municipal securities is generally deemed to be the govern-mental agency, authority, instrumentality or other political subdivision, or the non-governmental user of a revenue bond-financed facility, the assets and revenues of which will be used to meet the payment obligations, or the guaran-tee of such payment obligations, of the municipal securities.

  Municipal securities may have fixed or variable interest rates. The Fund may purchase floating and variable rate demand notes, which are municipal securi-ties normally having a stated maturity in excess of one year, but which permit the holder to tender the notes for purchase at the principal amount thereof.
The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted at specified intervals. There generally is no secondary market for these notes, although they may be tendered for redemption or remarketing at face value. See
"Investment Objective and Management Policies--Risk Factors and Special Con-siderations." Each such note purchased by the Fund will meet the criteria established for the purchase of municipal securities.

 SELECTION OF INVESTMENTS

  The Investment Manager will select securities for the Fund's portfolio which the Investment Manager believes entail reasonable credit risk considered in relation to the particular investment policies of the Fund. As a result, the
Fund will not necessarily invest in the highest yielding municipal securities permitted by its investment policies if the Investment Manager determines that market risks or credit risks associated with such investments would subject the Fund's portfolio to excessive risk. The potential for realization of capi-tal gains resulting from possible changes in interest rates will not be a major consideration. The Fund's policy is to invest at least 80% of its total assets in municipal securities with remaining maturities of less than fifteen years. For this purpose, any scheduled principal prepayments on municipal securities will be reflected in the calculation of dollar-weighted average maturity. The Investment Manager may adjust the average maturity of the Fund's portfolio from time to time, depending on its

Smith Barney Intermediate Municipal Fund, Inc.

assessment of the relative yields available on securities of different maturi-ties and its expectations of future changes in interest rates.

  The Fund generally will not invest more than 25% of its total assets in any industry, nor will the Fund invest more than 5% of its total assets in the securities of any single issue. Governmental issuers of municipal securities are not considered part of any "industry". However, municipal securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to the industries of such nongovernmental users. It is nonetheless possible that the Fund may invest more than 25% of its total assets in a broader segment of the municipal securities market, such as: hospital and other health care facilities obligations, housing agency revenue obligations or air-port revenue obligations. The Fund will invest more than 25% of its assets in such types of municipal securities if the Investment Manager determines that the yields available from such obligations in a particular segment justify the additional risks associated with a large investment in such segment. Although such obligations could be supported by the credit of governmental users, or by the credit of nongovernmental users engaged in a number of industries, econom-ic, business, political and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all municipal securities in such a market segment. The Fund reserves the right to invest more than 25% of its assets in industrial development bonds or in issuers located in the same state, although it has no present intention to invest more than 25% of its assets in issuers located in the same state. If the
Fund were to invest more than 25% of its total assets in issuers located in the same state, it would be more susceptible to adverse economic, business, or reg-ulatory conditions in that state.

  From time to time, the Fund's investments may include securities as to which the Fund, by itself or together with other funds or accounts managed by the
Investment Manager, holds a major portion or all of an issue of municipal secu-rities. Because there may be relatively few potential purchasers for such investments and, in some cases, there may be contractual restrictions on resales, the Fund may find it more difficult to sell such securities at a time when the Investment Manager believes it advisable to do so.

Smith Barney Intermediate Municipal Fund, Inc.

 TEMPORARY DEFENSIVE STRATEGIES

  At times the Investment Manager may judge that conditions in the markets for municipal securities make pursuing the Fund's basic investment strategy incon-sistent with the best interests of its shareholders. At such times the Invest-ment Manager may use alternate strategies, primarily designed to reduce fluc-tuations in the value of the Fund's assets. In implementing those "defensive" strategies, the Fund may temporarily invest to a substantial degree in high quality, short-term municipal securities. If these high-quality, short-term municipal securities are not available or, in the Investment Manager's judg-ment, do not afford sufficient protection against adverse market conditions, the Fund may invest in the following taxable securities: obligations of the
U.S. Government, its agencies or instrumentalities; other debt securities rated within the four highest grades by S&P or Moody's or any nationally rec-ognized statistical rating organization; commercial paper rated in the highest grade by any such rating service; certificates of deposit, time deposits and bankers' acceptances; or repurchase agreements with respect to any of the foregoing investments or any other fixed-income securities that the Investment
Manager considers consistent with such strategy. To the extent the Fund invests in taxable securities, the Fund will not at such times be in a posi-tion to achieve its investment objective of income exempt from Federal income taxes.

 INVESTMENT TECHNIQUES

  The Fund may employ, among others, the investment techniques described below, which may give rise to taxable income:

  In connection with the investment objective and policies described above, the Fund may: engage in interest rate and other hedging and risk management transactions; purchase and sell options on municipal securities and on indices based on municipal securities and purchase and sell municipal securities on a
"when-issued" or "delayed delivery" basis. These investment practices entail risks. The Investment Manager may use some or all of the following hedging and risk management practices when their use appears appropriate. Although the
Investment Manager believes that these investment practices may further the
Fund's investment objective, no assurance can be given that these investment practices will achieve this result. The Investment Manager may also decide not to engage in any of these investment practices.

  Securities Options Transactions. The Fund may invest in options on municipal securities. Such options are traded over-the-counter, although if options on

Smith Barney Intermediate Municipal Fund, Inc.

municipal securities were to be listed for trading on a national securities exchange, the Fund may trade in exchange-listed options. In general, the Fund may purchase and sell (write) options on up to 20% of its assets. The Securi-ties and Exchange Commission (the "SEC") requires that obligations of invest-ment companies such as the Fund, in connection with options sold, must comply with certain segregation or cover requirements which are more fully described in Appendix B. There is no limitation on the amount of the Fund's assets which can be used to comply with such segregation or cover requirements.

  A call option gives the purchaser the right to buy, and the writer the obli-gation to sell, the underlying security at the agreed-upon exercise (or
"strike") price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. Option contracts may be written with terms which would permit the holder of the option to purchase or sell the underlying security only upon the expiration date of the option.

  The Fund may purchase put and call options in hedging transactions to protect against a decline in the market value of municipal securities in the Fund's portfolio (e.g., by the purchase of a put option) and to protect against an increase in the cost of fixed income securities that the Fund may seek to pur-chase in the future (e.g., by the purchase of a call option). In the event the
Fund purchases put and call options, paying premiums therefor, and price move-ments in the underlying securities are such that exercise of the options would not be profitable for the Fund, to the extent such underlying securities corre-late in value to the Fund's portfolio securities, losses of the premiums paid may be offset by an increase in the value of the Fund's portfolio securities
(in the case of a purchase of put options) or by a decrease in the cost of acquisition of securities by the Fund (in the case of a purchase of call options).

  The Fund may also sell put and call options as a means of increasing the yield on the Fund's portfolio and also as a means of providing limited protec-tion against decreases in market value of the Fund's portfolio. When the Fund sells an option, if the underlying securities do not increase (in the case of a call option) or decrease (in the case of a put option) to a price level that would make the exercise of the option profitable to the holder of the option, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the

Smith Barney Intermediate Municipal Fund, Inc.

Fund is exercised, the option holder purchases the underlying security at the strike price and the Fund does not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such secu-rities.

  OTC Options. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker, which informa-tion is carefully monitored by the Investment Manager and verified in appro-priate cases. The Fund may be required to treat certain of its OTC options transactions as illiquid securities. See Appendix B.

  It will generally be the Fund's policy, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund's interest to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying securities. A closing purchase trans-action consists of the Fund purchasing an option having the same terms as the option sold by the Fund and has the effect of cancelling the Fund's position as a seller. The premium which the Fund will pay in executing a closing pur-chase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying secu-rity at the time of each transaction. To the extent options sold by the Fund are exercised and the Fund either delivers portfolio securities to the holder of a call option or liquidates securities in its portfolio as a source of funds to purchase securities put to the Fund, the Fund's portfolio turnover rate will increase, which would cause the Fund to incur additional brokerage expenses.

  During the option period, the Fund, as a covered call writer, gives up the potential appreciation above the exercise price should the underlying security rise in value, and the Fund, as a secured put writer, retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being "called away" at the strike price of the option which may be substantially below the fair market value of such security. For the secured put writer, substantial depreciation in the value of the underlying security would result

Smith Barney Intermediate Municipal Fund, Inc.

in the security being "put to" the writer at the strike price of the option which may be substantially in excess of the fair market value of such security.
If a covered call option or a secured put option expires unexercised, the writer realizes a gain, and the buyer a loss, in the amount of the premium.

  To the extent that an active market exists or develops, whether on a national securities exchange or over-the-counter, in options on indices based upon municipal securities, the Fund may purchase and sell options on such indices, subject to the limitation that the Fund may purchase and sell options on up to
20% of its assets. Through the writing or purchase of index options the Fund can achieve many of the same objectives as through the use of options on indi-vidual securities. Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the strike price of the option.

  Price movements in securities which the Fund owns or intends to purchase will not correlate perfectly with movements in the level of an index and, therefore, the Fund bears the risk of a loss on an index option which is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities.

  Income earned or deemed to be earned, if any, by the Fund from transactions in securities options will be taxable income of the Fund. Under a revenue rul-ing issued by the Internal Revenue Service, the Fund is required to allocate net capital gains and other taxable income, if any, among Common Stock and any outstanding shares of preferred stock on a pro rata basis for the year in which such net capital gains or other taxable income are realized. See "Taxation" and
"Dividends and Distributions; Dividend Reinvestment Plan." For a further dis-cussion of certain characteristics of options and risks associated with options transactions, see Appendix B.

  Borrowing and Leverage. The Fund is authorized to borrow amounts up to 33
1/3% of its total assets (including the amount borrowed), although currently the Fund anticipates that it will not borrow. The use of borrowed funds involves the speculative factor known as "leverage." While the Fund does not

Smith Barney Intermediate Municipal Fund, Inc.

currently expect to do so, it is also permitted under its Articles of Incorpo-ration to issue preferred stock which would permit it to assume leverage in an amount up to 50% of its total assets. If any preferred stock were to be issued, it would have a priority on the income and assets of the Fund over the
Common Stock and would have certain other rights with respect to voting and the election of directors. In certain circumstances, the net asset value of and dividends payable on shares of Common Stock could be adversely affected by such preferences. The use of leverage would create an opportunity for increased returns to holders of the Common Stock, but, at the same time, would create special risks. The Fund will only utilize leverage when there is an expectation that it will benefit the Fund or the holders of Common Stock. To the extent the income or other gain derived from securities purchased with the proceeds of borrowings or preferred stock issuances exceeds the interest or dividends the Fund would have to pay thereon, the Fund's net income or other gain would be greater than if leverage had not been used. Conversely, if the income or other gain from the securities purchased through leverage is not sufficient to cover the cost of such leverage, the total return of the Fund would be less than if leverage had not been used. If leverage is used, in cer-tain circumstances the Fund could be required to liquidate securities it would not otherwise sell in order to satisfy dividend or interest obligations. The
Fund may also borrow up to an additional 5% of its total assets for temporary purposes without regard to the foregoing limitations. See "Investment Objec-tive and Management Policies" and "Description of Shares."

  Interest Rate and Other Hedging Transactions. In order to seek to protect the value of its portfolio securities against declines resulting from changes in interest rates or other market changes, the Fund may enter into the follow-ing hedging transactions: financial futures contracts and related options con-tracts.

  The Fund may enter into various interest rate hedging transactions using financial instruments with a high degree of correlation to the municipal secu-rities which the Fund may purchase for its portfolio, including interest rate futures contracts (e.g., futures contracts on U.S. Treasury securities) and futures contracts on interest rate related indices (e.g., municipal bond indi-
ces). The Fund may also purchase and write put and call options on such futures contracts and on the underlying instruments. The Fund may enter into these transactions in an attempt to "lock in" a return or spread on a particu-lar investment or portion of its portfolio, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or for other risk management strategies such as managing the effective dollar-weighted average duration

Smith Barney Intermediate Municipal Fund, Inc.

of the Fund's portfolio. Financial futures and options contracts and the risks attendant to the Fund's use thereof, are more completely described in Appendix
B. The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund's portfolio securities. The Fund believes that the Investment Manager possesses the skills necessary for the successful utilization of hedging and risk manage-ment transactions.

  The Fund will not engage in the foregoing transactions for speculative pur-poses, but only in limited circumstances as a means to hedge risks associated with management of the Fund's portfolio. Typically, investments in futures con-tracts and sales of futures options contracts require the Fund to deposit in a custodial account a good faith deposit, known as "initial margin," in connec-tion with its obligations in an amount of cash or specified debt securities which generally is equal to 1%-15% of the face amount of the contract, which initial margin requirement may be revised periodically by the applicable exchange as the volatility of the contract fluctuates. Thereafter, the Fund must make additional deposits with the applicable financial intermediary equal to any net losses due to unfavorable price movements of the contract, and will be credited with an amount equal to any net gains due to favorable price move-ments. These additional deposits or credits are calculated and required daily and are known as "variation margin."

  The SEC generally requires that when investment companies, such as the Fund, effect transactions of the foregoing nature, such funds must either segregate cash or high quality, readily marketable portfolio securities with its custo-dian or financial intermediary in the amount of its obligations under the fore-going transactions, or cover such obligations by maintaining positions in port-folio securities, futures contracts or options that would serve to satisfy or offset the risk of such obligations. When effecting transactions of the forego-ing nature, the Fund will comply with such segregation or cover requirements.
There is no limitation on the percentage of the Fund's assets which may be seg-regated with respect to such transactions.

  The Fund will not enter into a futures contract or related option if, immedi-ately after such investment, the sum of the amount of its initial margin depos-its and premiums on open contracts and options would exceed 5% of the fair mar-ket value of the Fund's total assets after taking into account unrealized prof-its and unrealized losses on any such contracts. The Fund may, however, invest more than such amount in the future if it obtains authority to do so from the appropriate regulatory agencies without requiring the Fund to register as a com-

Smith Barney Intermediate Municipal Fund, Inc.

modity pool operator or adversely affecting its status as an investment com-pany for Federal securities law or income tax purposes.

  All of the foregoing transactions present certain risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the securities being hedged creates the possibility that losses on the hedge may be greater than gains in the value of the Fund's securities. In addition, these instruments may not be liquid in all circum-stances and generally are closed out by entering into offsetting transactions rather than by delivery or cash settlement at maturity. As a result, in vola-tile markets, the Fund may not be able to close out a transaction on favorable terms or at all. Although the contemplated use of those contracts should tend to reduce the risk of loss due to a decline in the value of the hedged securi-ty, at the same time the use of these contracts could tend to limit any poten-tial gain which might result from an increase in the value of such security.
Finally, the daily deposit requirements for futures contracts and sales of futures options contracts create an ongoing greater potential financial risk than do option purchase transactions, where the exposure is limited to the cost of the premium for the option.

  Successful use of futures contracts and options thereon by the Fund is sub-ject to the ability of the Investment Manager to predict correctly movements in the direction of interest rates and other factors affecting markets securi-ties. If the Investment Manager's expectations are not met, the Fund would be in a worse position than if a hedging strategy had not been pursued. For exam-ple, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situa-tions, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it is disadvantageous to do so.

  In addition to engaging in transactions utilizing options on futures con-tracts, the Fund may purchase put and call options on securities and, as developed from time to time, on interest indices and other instruments. Pur-chasing options may increase investment flexibility and improve total return, but also risks loss of the option premium if an asset the Fund has the option to buy declines in value or if an asset the Fund has the option to sell increases in value.

Smith Barney Intermediate Municipal Fund, Inc.

  New options and future contracts and other financial products and various combinations thereof, continue to be developed and the Fund may invest in any such options, contracts and products as may be developed to the extent consis-tent with its investment objective and the regulatory requirements applicable to investment companies.

  Income earned or deemed to be earned, if any, by the Fund from its hedging activities, will be taxable income of the Fund. See
"Taxation" and "Dividends
and Distributions; Dividend Reinvestment Plan."

  When-Issued and Delayed Delivery Transactions. The Fund may also purchase municipal securities on a "when-issued" and "delayed delivery" basis. No income accrues to the Fund on municipal securities in connection with such transac-tions prior to the date the Fund actually takes delivery of such securities.
These transactions are subject to market fluctuation; the value of the munici-pal securities at delivery may be more or less than their purchase price, and yields generally available on municipal securities when delivery occurs may be higher than yields on the municipal securities obtained pursuant to such trans-actions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transac-tion may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain, in a segregated account with its custo-dian, cash or high-grade municipal portfolio securities having an aggregate value equal to the amount of such purchase commitments until payment is made.
The Fund will make commitments to purchase municipal securities on such basis only with the intention of actually acquiring these securities, but the Fund may sell such securities prior to the settlement date if such sale is consid-ered to be advisable.

  To the extent that the Fund engages in "when-issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for the
Fund's portfolio consistent with the Fund's investment objective and policies and not for the purpose of investment leverage. No specified limitation exists as to the percentage of the Fund's assets which may be used to acquire securi-ties on a "when-issued" or "delayed delivery" basis.

Smith Barney Inermediate Municipal Fund, Inc.

 RISK FACTORS AND SPECIAL CONSIDERATIONS

  Investment in the Fund involves risk factors and special considerations, such as those described below:

  The Fund is a closed-end investment company. Shares of closed-end investment companies frequently trade at a discount from net asset value, but in some cases trade at a premium. The Fund cannot predict whether its Common Stock will trade at, above or below net asset value.

  In normal market conditions, substantially all of the Fund's total assets will be invested in municipal securities rated investment grade at the time of investment. The Fund may invest in unrated municipal securities believed, at the time of investment, by the Investment Manager to have credit characteris-tics equivalent to, and to be of comparable quality as, municipal securities that are rated investment grade. The amount of available information about the financial condition of municipal securities issuers may be less extensive than that for corporate issuers with publicly traded securities, and the market for municipal securities may be less liquid than the market for corporate debt obligations. Liquidity relates to the ability of the Fund to sell a security in a timely manner at a price which reflects the value of that security. The market for unrated municipal securities is considered generally to be less liquid than the market for rated municipal securities. Further, municipal securities in which the Fund may invest include special obligation bonds, lease obligations, participation certificates and variable rate instruments.
The market for such securities may be less liquid than the market for general obligation municipal securities. The relative illiquidity of some of the
Fund's portfolio securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a fair price. The market for less liquid securities tends to be more volatile than the market for more liquid securities and market values of relatively illiquid securities may be more susceptible to change as a result of adverse publicity and investor per-ceptions than are the market values of more liquid securities. Although the issuer of some municipal securities may be obligated to redeem such securities at face value, such redemption could result in capital losses to the Fund to the extent that such municipal securities were purchased by the Fund at a pre-mium to face value.

  Although the municipal securities in which the Fund may invest will be, at the time of investment, rated investment grade or believed by the Investment
Manager to be of comparable quality, municipal securities, like other debt obligations, are subject to the risk of non-payment. Such non-payment would result

Smith Barney Intermediate Municipal Fund, Inc.

in a reduction of income to the Fund, and could result in a reduction in the value of the municipal security experiencing non-payment and a potential decrease in the net asset value of the Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal securities, and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. Any income derived from the
Fund's ownership or operation of such assets may not be tax-exempt. In addi-tion, the Fund's intention to qualify as a "regulated investment company" under the Code, may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the Fund is subject to certain limitations on its investments and on the nature of its income. See "Taxation."

  Lease obligations in which the Fund may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. A risk exists that the munic-ipality will not, or will be unable to, appropriate money in the future in the event of political changes, changes in the economic viability of the project, general economic changes or for other reasons. Although such lease obligations generally are secured by a lien on the leased property, disposition of the property in the event of foreclosure could be costly, time consuming and result in unsatisfactory recoupment of the Fund's original investment.

  The Investment Manager values the Fund's investment on the basis of bid prices provided by a pricing service when the Fund believes such prices reflect fair market value. To the extent that there is no established retail market for some of the securities in which the Fund may invest, there may be relatively inactive trading in such securities and the ability of a pricing service or the Investment Manager to accurately value such securities may be adversely affected. During periods of reduced market liquidity and in the absence of readily available market quotations for municipal securities held in the Fund's portfolio, the responsibility of the Investment Manager to value the Fund's securities becomes more difficult and the Investment Manager's judgment may play a greater role

Smith Barney Intermediate Municipal Fund, Inc.

in the valuation of the Fund's securities due to the reduced availability of reliable objective data. To the extent that the Fund invests in illiquid secu-rities and securities which are restricted as to resale, the Fund may incur additional risks and costs. Illiquid and restricted securities are particu-larly difficult to dispose of.

  The net asset value of the Fund's Common Stock will change with changes in the value of its portfolio securities. Because the Fund will invest primarily in fixed-income municipal securities, the net asset value of the Common Stock of the Fund can be expected to change as general levels of interest rates fluctuate. All of the foregoing risks affecting net asset value will be magni-fied if the Fund issues preferred stock or borrows money. Volatility may be greater during periods of general economic uncertainty.

  The Fund has not established any limit on the percentage of its portfolio that may be invested in municipal securities subject to the alternative mini-mum tax provision of Federal tax law, and a substantial portion of the income produced by the Fund may be taxable under the alternative minimum tax. The
Fund may not be a suitable investment for investors who are already subject to the Federal alternative minimum tax or who would become subject to the Federal alternative minimum tax as a result of an investment in the Fund. In addition, income earned or deemed to be earned with respect to the Fund's hedging trans-actions, if any, will be taxable. See "Taxation."

INVESTMENT RESTRICTIONS


  The following investment restrictions of the Fund are fundamental and cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values will not be considered a deviation from policy. The
Fund may not:

  1. With respect to 75% of its total assets, purchase any securities (other than obligations issued or guaranteed by the United States
Government or
  by its agencies or instrumentalities), if as a result more than 5% of the
  Fund's total assets would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the out-
  standing voting securities of any single issuer.

Smith Barney Intermediate Municipal Fund, Inc.

  2. Invest more than 25% of its total assets in a single industry; however, as described above under "Investment Objective and Management Policies,"
  the Fund may from time to time invest more than 25% of its total assets in a particular segment of the municipal securities market or in obligations of issuers located in the same state.

  3. Issue senior securities if such issuance is specifically prohibited by the 1940 Act or the rules and regulations thereunder.

  4. Borrow money in excess of 33% of its total assets
(including the amount
  of money borrowed but excluding any liabilities and indebtedness not con-
  stituting senior securities) except that the Fund may borrow up to an additional 5% of its total assets for temporary purposes;
or pledge its
  assets other than to secure such borrowings or in connection with when-
  issued and forward commitment transactions and similar investment strategies.

  5. Make loans of money or property to any person, except to the extent that the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with the maintenance of the value of or the Fund's interest with respect to the municipal securities owned by the Fund.

  6. Buy any securities "on margin." Neither the deposit of initial or vari-
  ation margin in connection with hedging and risk management transactions nor short-term credits as may be necessary for the clearance of transac-
  tions is considered the purchase of a security on margin.

  7. Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell financial futures or options, except as described under the heading "Investment
Objective and Management
  Policies--Investment Techniques" and in Appendix B to this Prospectus.

  8. Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securi-
  ties held in its portfolio.

  9. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to municipal securities would be deemed to constitute such control or participation.

Smith Barney Intermediate Municipal Fund, Inc.

  10. Invest in securities of other investment companies in an amount exceeding the limitation set forth in the 1940 Act and the rules thereun-
  der, except as part of a merger, consolidation or other acquisition.

  11. Invest in equity interests in oil, gas or other mineral exploration or development programs except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.

  12. Purchase or sell real estate, commodities or commodity contracts, except to the extent that the municipal securities the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts, or to the extent that the Fund exercises its rights under agreements relating to such municipal securities (in which case the Fund may liquidate real estate acquired as a result of default on a mortgage).

  The Fund generally will not engage in the trading of securities for the pur-pose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund's investment objective. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities.

Smith Barney Intermediate Municipal Fund, Inc.

SHARE PRICE DATA

  The Fund's Common Stock is listed on the AMEX under the symbol "SBI." Smith
Barney also intends to make a market in the Common Stock.

  The following table sets forth for the Fund's Common Stock the following information for each quarterly period during the last two fiscal years: high and low sales prices and net asset values; sales price and net asset value at quarter-end; and the premium (discount) of the sales price to net asset value at quarter-end.

                                          AMEX
THREE          AMEX           NAV       PRICE AT  NAV AT
MONTHS        PRICE          PRICE      QUARTER- QUARTER-
PREMIUM
ENDED         RANGE          RANGE        END      END
(DISCOUNT)
------------------------------------------------------------
--------
 3/31/94  $11.25 - 10.00 $10.89 - 10.29  $10.00   $10.29
(2.82)%
 6/30/94   10.38 -  9.88  10.47 - 10.15   10.00    10.24
(2.34)
 9/30/94   10.50 -  9.63  10.34 - 10.19    9.88    10.19
(3.09)
12/31/94    9.88 -  8.63  10.19 -  9.75    9.50     9.95
(4.52)
 3/31/95    9.88 -  9.38  10.31 -  9.95    9.63    10.31
(6.64)
 6/30/95   10.25 -  9.50  10.60 - 10.28    9.88    10.39
(4.96)
 9/30/95   10.25 -  9.75  10.59 - 10.35   10.00    10.50
(4.76)
12/31/95   10.38 - 10.00  10.71 - 10.52   10.38    10.66
(2.67)
------------------------------------------------------------
--------

 As of March 15, 1996, the price per share of Common Stock as quoted on the
AMEX was $10.53, representing a 1.30% premium to the Common
Stock's net asset value calculated on that day.

Smith Barney Intermediate Municipal Fund, Inc.

MANAGEMENT OF THE FUND

 DIRECTORS AND OFFICERS

  The business and affairs of the Fund, including the general supervision of the duties performed by the Investment Manager under the Investment Management
Agreement, are the responsibility of the Fund's Board of Directors. The Direc-tors and officers of the Fund, their addresses and their principal occupations for at least the past five years are set forth below:

                         POSITIONS HELD        PRINCIPAL
OCCUPATIONS
NAME AND ADDRESS         WITH THE FUND     DURING PAST FIVE
YEARS AND AGE
------------------------------------------------------------
-------------
*+Heath B. McLendon      Chairman of the     Managing
Director of
388 Greenwich Street     Board of            Smith Barney;
Director of
New York, NY 10013       Directors and       forty-one
investment com-
                         Chief Executive     panies
associated with
                         Officer             Smith Barney;
Chairman of
                                             the Board of
Smith Barney
                                             Strategy
Advisers Inc.
                                             and President
of SBMFM.
                                             Formerly,
Senior Execu-
                                             tive Vice
President of
                                             Shearson Lehman
Brothers
                                             Inc.; Vice
Chairman of
                                             Shearson Asset
Manage-
                                             ment; Director
of
                                             PanAgora Asset
Manage-
                                             ment, Inc. and
PanAgora
                                             Asset
Management Limited;
                                             62.
*+Jessica Bibliowicz     Director and        Executive Vice
President
388 Greenwich Street     President           of Smith
Barney; Director
New York, NY 10013                           of twelve
investment com-
                                             panies
associated with
                                             Smith Barney;
President
                                             of thirty-nine
investment
                                             companies
associated with
                                             Smith Barney.
Formerly
                                             Director of
Sales and
                                             Marketing for
Prudential
                                             Mutual Funds;
prior to
                                             September 1991,
First
                                             Vice President,
Asset
                                             Management
Division of
                                             Shearson Lehman
Brothers,
                                             Inc.; 36.
+Joseph H. Fleiss        Director            Retired;
Director of ten
3849 Torrey Pines Blvd.                      investment
companies
Sarasota, FL 34238                           associated with
Smith
                                             Barney.
Formerly Senior
                                             Vice President
of
                                             Citibank;
Manager of
                                             Citibank's Bond
Invest-
                                             ment Fund and
Money Man-
                                             agement Desk
and a Direc-
                                             tor of Citicorp
Securi-
                                             ties Co., Inc.;
78.

Smith Barney Intermediate Municipal Fund, Inc.

                            POSITIONS HELD        PRINCIPAL
OCCUPATIONS
NAME AND ADDRESS            WITH THE FUND     DURING PAST
FIVE YEARS AND AGE
------------------------------------------------------------
----------------
+Donald R. Foley            Director            Retired;
Director of ten
3668 Freshwater Drive                           investment
companies
Jupiter, FL 33477                               associated
with Smith
                                                Barney.
Formerly Vice
                                                President of
Edwin Bird
                                                Wilson,
Incorporated (ad-
                                                vertising);
73.
+Paul Hardin                Director            Professor of
Law at the
60134 Davie Street                              University
of North Caro-
Chapel Hill, NC 27599                           lina at
Chapel Hill;
                                                Director of
twelve
                                                investment
companies
                                                associated
with Smith
                                                Barney;
Director of The
                                                Summit
Bancorporation.
                                                Formerly,
Chancellor of
                                                the
University of North
                                                Carolina at
Chapel Hill;
                                                64.
+Francis P. Martin          Director            Practicing
physician;
2000 North Village Ave.                         Director of
ten invest-
Rockville Centre, NY 11570                      ment
companies associated
                                                with Smith
Barney. For-
                                                merly
President of the
                                                Nassau
Physicians' Fund,
                                                Inc; 71.
+Roderick C. Rasmussen      Director            Investment
Counselor;
81 Mountain Road                                Director of
ten invest-
Verona, NJ 07044                                ment
companies associated
                                                with Smith
Barney. For-
                                                merly Vice
President of
                                                Dresdner and
Company Inc.
                                                (Investment
counselors);
                                                69.
+John P. Toolan             Director            Retired;
Director of ten
82 Druid Road                                   investment
companies
Summit, NJ 07901                                associated
with Smith
                                                Barney.
Formerly, Direc-
                                                tor and
Chairman of Smith
                                                Barney Trust
Company,
                                                Director of
Smith Barney
                                                and SBMFM
and Senior
                                                Executive
Vice President,
                                                Director and
Member of
                                                the
Executive Committee
                                                of Smith
Barney; 65.
+C. Richard Youngdahl       Director            Retired;
Director of ten
339 River Drive                                 investment
companies
Tequesta, FL 33469                              associated
with Smith
                                                Barney;
Member of the
                                                Board of
Directors of
                                                D.W. Rich &
Company, Inc.
                                                Formerly
Chairman of the
                                                Board of
Pensions of the
                                                Lutheran
Church in Ameri-
                                                ca; Chairman
of the Board
                                                and Chief
Executive Offi-
                                                cer of
Aubrey G. Lanston
                                                & Co.
(dealers in U.S.
                                                Government
securities)
                                                and
President of the
                                                Association
of Primary
                                                Dealers in
U.S. Govern-
                                                ment
Securities; 80.

Smith Barney Intermediate Municipal Fund, Inc.

                      POSITIONS HELD        PRINCIPAL
OCCUPATIONS
NAME AND ADDRESS      WITH THE FUND     DURING PAST FIVE
YEARS AND AGE
------------------------------------------------------------
----------
Lewis E. Daidone      Senior Vice         Managing Director
of
388 Greenwich Street  President,          Smith Barney,
Senior Vice
New York, NY 10013    Chief Financial     President and/or
Trea-
                      and                 surer of other
investment
                      Accounting          companies
associated with
                      Officer and         Smith Barney;
Director
                      Treasurer           and Senior Vice
President
                                          of SBMFM and
Senior Vice
                                          President of Smith
Barney
                                          Strategy Advisers
Inc.;
                                          38.
Peter Coffey          Vice President      Vice President of
SBMFM;
388 Greenwich Street  and Investment      investment officer
of
New York, NY 10013    Officer             other investment
compa-
                                          nies associated
with
                                          Smith Barney;
Managing
                                          Director of Smith
Barney;
                                          48.
Thomas M. Reynolds    Controller and      Director of Smith
Barney
388 Greenwich Street  Assistant           in the Financial
Services
New York, NY 10013    Secretary           Division and
Controller
                                          and Assistant
Secretary
                                          of certain other
invest-
                                          ment companies
associated
                                          with Smith Barney.
Prior
                                          to September 1991,
Assis-
                                          tant Treasurer of
Aquila
                                          Management
Corporation
                                          and its associated
                                          investment
companies; 36.
Christina T. Sydor    Secretary           Managing Director
of
388 Greenwich Street                      Smith Barney and
Secre-
New York, NY 10013                        tary of the other
Invest-
                                          ment companies
associated
                                          with Smith Barney;
Secre-
                                          tary and General
Counsel
                                          of SBMFM; 44.
------------------------------------------------------------
----------

* "Interested person" of the Fund as defined in the 1940
Act.

+ Director, trustee and/or general partner of other investment companies reg-
  istered under the 1940 Act with which Smith Barney is affiliated.

  Fees for Directors who are not "interested persons" of the Fund and who are directors of a group of funds sponsored by Smith Barney are set at $40,000 per annum and are allocated based on relative net assets of each fund in the group. In addition, these Directors receive $100 per fund or portfolio for each day of Board meetings attended plus travel and out-of-pocket expenses incurred in connection with Board meetings. The Board meeting fees and out-of-pocket expenses are borne equally by each individual fund or portfolio in the group.

Smith Barney Intermediate Municipal Fund, Inc.

  The following table shows the compensation paid by the Fund to each incum-bent Director during the Fund's most recent fiscal year
(from January 1, 1995
to December 31, 1995).

                              COMPENSATION TABLE


TOTAL
                                       PENSION OR
COMPENSATION      NUMBER OF
                                       RETIREMENT
FROM FUND       FUNDS FOR
                        AGGREGATE   BENEFITS ACCRUED     AND
FUND      WHICH DIRECTOR
                       COMPENSATION    AS PART OF
COMPLEX      SERVES WITHIN
   NAME OF PERSON       FROM FUND    FUND EXPENSES   PAID TO
DIRECTORS  FUND COMPLEX
   --------------      ------------ ---------------- -------
---------- --------------
Jessica Bibliowicz*        $ 0            $ 0            $
0           12
Joseph H. Fleiss           503              0
53,300.00           10
Donald R. Foley            603              0
56,100.00           10
Paul Hardin                403              0
50,500.00           12
Francis P. Martin          603              0
56,100.00           10
Heath B. McLendon*           0              0
0           41
Roderick C. Rasmussen      603              0
56,100.00           10
John P. Toolan             603              0
56,100.00           10
C. Richard Youngdahl       503              0
53,300.00           10

----------
* Designates an "interested director".

  At the close of business on March 8, 1996, 7,974,267 shares of Common Stock or 96.2% of the Fund's total shares outstanding on that date were held in accounts, but not beneficially owned by, CEDE & Co., c/o Depository Trust Com-pany, Box 20, Bowling Green Station, NY, NY 10004-9998. As of that date, the officers and Board members of the Fund beneficially owned less than 1% of the outstanding shares of the Fund.

 INVESTMENT MANAGER

  Greenwich Street Advisors, a division of Smith Barney Mutual Funds Manage-ment Inc. ("SBMFM" or the "Investment Manager") serves as the Fund's invest-ment manager. SBMFM, located at 388 Greenwich Street, New York, New York
10013, serves as the Fund's investment adviser pursuant to a transfer of the investment advisory agreement effective December 31, 1994, from its affiliate,
Mutual Management Corp. (Mutual Management Corp. and SBMFM are both wholly owned subsidiaries of Holdings, which in turn is a wholly-owned subsidiary of
Travelers.) Investment advisory services continue to be provided to the Fund by the same portfolio managers who had provided services under the agreement with Mutual Management Corp. SBMFM (through its predecessors) has been in the investment counseling business since 1934 and is a registered investment adviser. SBMFM was incorporated in 1968 and currently

Smith Barney Intermediate Municipal Fund, Inc.

manages investment companies that had total assets in excess of $64 billion as of November 30, 1995, of which approximately $7.7 billion consisted of munici-pal bond portfolios.

  Pursuant to the Investment Management Agreement (the
"Management Agree-
ment"), the Fund has retained the Investment Manager to manage the investment of the Fund's assets and to provide such investment research, advice and supervision, in conformity with the Fund's investment objective and policies, as may be necessary for the investment activities of the Fund. The Investment
Manager also administers the Fund's corporate affairs subject to the supervi-sion of the Fund's Board of Directors and in connection therewith furnishes the Fund with office facilities together with such ordinary clerical and book-keeping services (e.g., preparation of annual and other reports to sharehold-ers and the SEC and filing of Federal, state and local income tax returns) as are not being furnished by the Fund's custodian.

  The Management Agreement provides, among other things, that the Investment
Manager will bear all expenses of its employees and overhead incurred in con-nection with its duties under the Management Agreement, other than those assumed by the Fund, as described below, and will pay all director's fees and salaries of the Fund's directors and officers who are affiliated persons (as such term is defined in the 1940 Act) of the Investment Manager.

  The Management Agreement provides that the Fund shall pay to the Investment
Manager a monthly fee in arrears equal to .60% per annum of the Fund's average daily net assets during the month.

  Although the Investment Manager intends to devote such time and effort to the business of the Fund as reasonably necessary to perform its duties to the
Fund, the services of the Investment Manager are not exclusive and the Invest-ment Manager provides similar services to other investment companies and may engage in other activities.

  The Management Agreement also provides that in the absence of willful mis-feasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of the
Fund's shareholders for any act or omission by the Investment Manager in the supervision or management of its investment activities or for any loss sus-tained by the Fund or the Fund's shareholders.

  The Management Agreement will continue in effect for successive periods of
12 months, provided that each continuance is specifically approved at least

Smith Barney Intermediate Municipal Fund, Inc.

annually by both (1) the vote of a majority of the Fund's Board of Directors or the vote of a majority of the outstanding voting securities of the Fund (as such term is defined in the 1940 Act) and (2) by the vote of a majority of the directors who are not parties to such Agreement or interested persons (as such term is defined in the 1940 Act) of any such party, cast in person at a meet-ing called for the purpose of voting on such approval. The Management Agree-ment may be terminated as a whole at any time by the Fund, without the payment of any penalty, upon the vote of a majority of the Fund's Board of Directors or a majority of the outstanding voting securities of the Fund or by the
Investment Manager, on 60 days' written notice by either party to the other.
The Management Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act and the rules thereunder).

  For each of the years ended December 31, 1993, December
31, 1994 and Decem-
ber 31, 1995, the Fund paid $521,796, $510,106 and $517,473, respectively, in
management fees to SBMFM.

  Peter Coffey, Vice President and Investment Officer of the Fund, is primar-ily responsible for management of the Fund's assets. Mr. Coffey is a Vice
President of the Investment Manager and is the senior asset manager for eight other investment companies and other accounts investing in tax-exempt securi-ties with aggregate assets of approximately $1.6 billion as of February 5,
1996.

  Except as indicated above, the Fund will pay all of its expenses, including fees of the directors not affiliated with the Investment Manager and Board meeting expenses; fees of the Investment Manager; interest charges; taxes;
charges and expenses of the Fund's legal counsel and independent accountants, and of the transfer agent, registrar and dividend disbursing agent of the
Fund; expenses of repurchasing shares; expenses of printing and mailing share certificates, shareholder reports, notices, proxy statements and reports to governmental offices; brokerage and other expenses connected with the execu-tion, recording and settlement of portfolio security transactions; expenses connected with negotiating of, effecting purchase or sale of, or registering privately issued portfolio securities; fees and expenses of the Fund's custo-dian for all services to the Fund, including safekeeping of funds and securi-ties and maintaining required books and accounts; expenses of calculating and publishing the net asset value of the Fund's Common Stock; expenses of member-ship in investment company associations; expenses of fidelity bonding and other insurance premiums; expenses of shareholders' meetings; SEC and state blue sky registration fees; American Stock Exchange listing fees; and its other business and operating expenses.

Smith Barney Intermediate Municipal Fund, Inc.

SECURITIES TRANSACTIONS AND TURNOVER

 GENERAL

  Subject to the general supervision of the Board of Directors, the Investment
Manager is responsible for decisions to buy and sell securities and the selec-tion of brokers and dealers to effect the transactions. The Fund invests pri-marily in the over-the-counter market. Securities are generally traded in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without charging a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also purchases securities at times in underwritten offerings, where the price includes a fixed amount of compensation, generally referred to as the underwriter's con-cession or discount. On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. The Fund will not engage in any principal transactions with Smith Barney.

  The Investment Manager currently serves as investment adviser to other investment companies, some of which invest principally in municipal securi-ties. In the future it may act as investment adviser to other investment com-panies or accounts that invest in municipal securities.
Although each invest-
ment company is individually managed, from time to time the Investment Manager may, to the extent permitted by law, allocate purchase or sale transactions among various investment companies and other accounts. In making such alloca-tions the Investment Manager will consider, among other things, the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities and the liquidity of the portfolio.

  The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices consistent with efficient execution of transactions in seek-ing to implement the Fund's policies. The Investment Manager will effect transactions with those dealers who the Investment Manager believes provide the most favorable prices and who are capable of providing efficient execu-tions. Those factors that the Investment Manager believes contribute to effi-cient execution include size of the order, difficulty of execution, opera-tional capabilities and facilities of the dealer involved, whether that dealer has risked its own capital in positioning a block of securities and the deal-er's prior experience in effecting transactions of this type. If the Invest-ment Manager believes such price and execution are obtainable from more than one dealer, it may give consideration to placing portfolio transactions with those dealers who also furnish research and other services to the Investment
Manager. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for

Smith Barney Intermediate Municipal Fund, Inc.

purchase or sale; statistical or factual information or opinions pertaining to investment; economic analysis; and appraisals or evaluations of portfolio securities.

  The information and services so received by the Investment Manager may be of benefit to the Investment Manager in the management of other accounts and may not in all cases benefit the Fund directly. While the receipt of such informa-tion and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thus may reduce its expenses, it is of indeterminable value and the advi-sory fee paid to the Investment Manager is not reduced by any amount that may be attributable to the value of such services.

 TURNOVER

  The Fund cannot accurately predict its turnover rate, but anticipates that its annual turnover rate will not exceed 100%. The Fund's turnover rate is calculated by dividing the lesser of the Fund's sales or purchases of securi-ties during a year (excluding any security the maturity of which at the time of acquisition is one year or less) by the average monthly value of the Fund's securities for the year. Higher turnover rates can result in corresponding increases in the Fund's transaction costs, which must be borne by the Fund and its shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains, and any distributions resulting from such gains will be taxable at ordinary income rates for Federal income tax purposes. The Fund will not consider turnover rate a limiting factor in making investment decisions consistent with its investment objective and policies.

DIVIDENDS AND DISTRIBUTIONS; DIVIDEND REINVESTMENT PLAN


  The Fund expects to pay monthly dividends of substantially all net invest-ment income (that is, income (including its tax-exempt income and its accrued original issue discount income) other than net realized capital gains) to the holders of the Common Stock. Under the Fund's current policy, which may be changed at any time by its Board of Directors, the Fund's monthly dividends will be made at a level that reflects the past and projected performance of the Fund, which policy over time will result in the distribution of all net investment income of the Fund. Net income of the Fund consists of all interest income accrued on the Fund's assets less all expenses of the Fund. Expenses of the Fund are accrued each day. Net realized capital gains, if any, will be distributed to the shareholders at least once a year. Net income available for distribution will also be reduced by dividends on any preferred stock.

Smith Barney Intermediate Municipal Fund, Inc.

DIVIDENDS AND DISTRIBUTIONS; DIVIDEND REINVESTMENT PLAN
(CONTINUED)

  Pursuant to the Fund's Dividend Reinvestment Plan (the
"Plan"), all distri-
butions will be automatically reinvested by First Data, as plan agent (the
"Plan Agent") in additional Common Stock as provided below unless a share-holder elects to receive cash.

  Distributions with respect to Common Stock registered in the name of a broker-dealer or other nominee (i.e., in "street name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee. Investors who own Common Stock reg-istered in street name should consult their broker-dealer for details. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by First Data, as dividend dis-bursing agent.

  If the Fund declares a distribution payable either in shares of Common Stock or in cash, nonparticipants in the Plan will receive cash, and Plan partici-pants will receive the equivalent amount in shares of Common Stock valued in the following manner: whenever the market price is equal to or exceeds the net asset value per share at the time the Common Stock is valued for the purpose of determining the number of Common Stock shares equivalent to the cash dis-tribution, participants will be issued shares of Common Stock valued at the greater of (1) the net asset value most recently determined as provided under
"Net Asset Value" or (2) 95% of the then current market price of the Common
Stock.

  If the net asset value of the Common Stock at the time of valuation exceeds the market price of the Common Stock, or if the Fund declares a distribution payable only in cash, the Plan Agent will buy Common Stock in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts.
If, following the commencement of purchases and before the Plan Agent has com-pleted its purchases the market price exceeds the net asset value of the Com-mon Stock, the Plan Agent may cease purchasing shares in the open market and the Fund may issue the remaining shares at a price equal to the greater of (a) net asset value or (b) 95% of the then current market price. The Plan Agent will apply all cash received as a distribution to purchase Common Stock on the open market as soon as practicable after the payment date of the distribution, but in no event later than 30 days after such date, except when necessary to comply with applicable provisions of the Federal securities laws.

  Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent which must be received at least ten business days prior to the

Smith Barney Intermediate Municipal Fund, Inc.

DIVIDENDS AND DISTRIBUTIONS; DIVIDEND REINVESTMENT PLAN
(CONTINUED)

distribution record date to become effective for that distribution. Shares in the account of each Plan participant will be held by the Plan Agent in non-certificated form in the name of the Plan Agent or participant, and each shareholder's proxy will include those shares of Common Stock purchased pursu-ant to the Plan. When a participant withdraws from the Plan or upon termina-tion of the Plan as provided below, certificates for whole Fund shares cred-ited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a Fund share credited to such account.

  The Plan Agent will maintain each shareholder's account in the Plan and fur-nish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records.

  In the case of shareholders, such as banks, brokers or nominees, that hold
Common Stock for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares of Common Stock cer-tified from time to time by the record shareholders, as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are participants in the Plan.

  The automatic reinvestment of distributions will not relieve participants of any Federal income tax that may be payable on such distributions.

  The Fund will not charge participants for reinvesting distributions. Any
Plan Agent's fees for the handling of reinvestment of distributions under the
Plan will be paid by the Fund. There will be no brokerage charges with respect to Common Stock issued directly by the Fund as a result of distributions pay-able either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions.

  Experience under the Plan may indicate that changes are desirable. Accord-ingly, the Fund and the Plan Agent reserve the right to amend the Plan as applied to any distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the distribution. The Plan also may be terminated by the Fund or the Plan
Agent by at least 30 days' written notice to all shareholders of the Fund. All correspondence concerning the Plan should be directed to the Plan Agent at
First Data Investors Services Group, Inc., One Exchange Place, Boston, Massa-chusetts 02109 or by telephone at 1-800-331-1710.

Smith Barney Intermediate Municipal Fund, Inc.

NET ASSET VALUE


  The net asset value per share of the Fund's Common Stock is determined by calculating the total value of the Fund's assets, deducting its total liabili-ties and the liquidation value of any preferred stock outstanding, and divid-ing the result by the number of shares of Common Stock outstanding. The net asset value will be computed as of the close of regular trading on the New
York Stock Exchange ("NYSE") on each day that the NYSE is open. The Fund reserves the right to calculate the net asset value more frequently if deemed desirable.

  The Fund's securities will be valued on the basis of bid prices provided by a pricing service when the Fund believes such prices reflect fair market val-ue. Pricing services generally determine value by reference to transactions in municipal securities, quotations from municipal bond dealers, market transac-tions in comparable securities and various relationships between securities.
If a pricing service is not used, municipal securities will be valued at the quoted bid prices provided by municipal bond dealers. Short-term instruments maturing within 60 days will be valued at cost plus amortized discount, if any, when the Board of Directors has determined that amortized cost equals fair value. Securities and other assets that are not priced by a pricing serv-ice and for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors.

  If any securities held by the Fund are restricted as to resale, the Invest-ment Manager will determine their fair value following procedures approved by the directors. The directors will periodically review such valuations and pro-cedures. The fair value of such securities generally will be determined as the amount which the Fund could reasonably expect to realize from an orderly dis-position of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration will be generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors also generally will be con-sidered, such as the cost of the investment, the market value of any unre-stricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transac-tions or offers with respect to such securities, and any available analysts' reports regarding the issuer. Shares of closed-end investment companies fre-quently trade at a discount from net asset value, but in some cases trade at a premium. Since the market price of the Fund's shares will be determined by such factors as trading volume of the shares, gen-

Smith Barney Intermediate Municipal Fund, Inc.

eral market and economic conditions and other factors beyond the control of the Fund, the Fund cannot predict whether its shares will trade at, below or above its computed net asset value.

TAXATION


  The Federal income tax discussion set forth below is for general information only. Investors should consult their own advisors regarding the specific Fed-eral tax consequences of holding and disposing of Common
Stock, as well as the
effects of state, local and foreign tax laws.

 TAXATION OF THE FUND

  The Fund has qualified and intends to continue to qualify each year to be treated as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, the Fund must, among other things,
(i) derive at least 90% of its gross income in each taxable year from divi-dends, interest, proceeds from loans of stock and securities, gains from the sale or other disposition of stock or securities, or certain other income (in-cluding but not limited to gains from options and futures contracts) derived from its business of investing in stock or securities; (ii) derive less than
30% of its gross income in each taxable year from the sale or other disposi-tion of stocks, securities, options or futures contracts that were held for less than three months; and (iii) diversify its holdings so that, at the end of each quarter of its taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S.
Government securities or securities of other regulated investment companies).

  Legislation currently pending before the U.S. Congress would repeal the requirement contained in Subchapter M of the Code that a regulated investment company must derive less than 30% of its gross income from the sale or other disposition of assets described above that are held for less than three months. It is unclear at this time whether this legislation will become law and, if it is so enacted, the form it will take.

  If the Fund so qualifies and distributes to its shareholders at least 90% of its net investment income (including tax-exempt interest and other taxable income including net short-term capital gain, but not net capital gains, which are the

Smith Barney Intermediate Municipal Fund, Inc.

excess of net long-term capital gains over net short-term capital losses) in each year, it will not be required to pay Federal income taxes on any income distributed to shareholders. The Fund intends to distribute at least the mini-mum amount of net investment income necessary to satisfy the 90% distribution requirement.

  If at any time when any shares of preferred stock are outstanding the Fund does not meet applicable asset coverage requirements, the Fund would be required to suspend distributions to holders of Common Stock until the asset coverage is restored. See "Description of Shares." Any such suspension may prevent the Fund from satisfying the 90% distribution requirement and the dis-tribution requirements for avoiding income or excise taxes (as described below), with the result that, among other things, dividends paid by the Fund in that year will not be tax-exempt. Upon any failure to meet applicable asset coverage requirements, however, the Fund currently intends to redeem shares of preferred stock in order to maintain or restore the requisite asset coverage and allow the Fund to make distributions necessary to satisfy the 90% distri-bution requirement and avoid income and excise taxes.

  The Fund will generally be subject to a nondeductible excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the end of each calendar year. The Fund intends to make timely distribu-tions of its income (including any net capital gains) in compliance with these requirements. As a result, it is anticipated that the Fund will not be subject to the excise tax.

  Options and futures contracts entered into by the Fund may create "strad-dles" for Federal income tax purposes and this may affect the character and timing of gains or losses realized by the Fund on such contracts or options or on the underlying securities. Straddles may also result in the loss of the holding period of underlying property, and therefore, the Fund's ability to enter into options and futures contracts may be limited by the 30% of gross income test described above.

  Certain options and futures contracts held by the Fund at the end of each taxable year will be required to be "marked to market" for Federal income tax purposes; that is, treated as having been sold at market value. Sixty percent of any capital gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Fund has held such options or contracts.

Smith Barney Intermediate Municipal Fund, Inc.

 DISTRIBUTIONS

  If, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's total assets consists of obligations exempt from
Federal income tax, the Fund will be qualified to pay exempt-interest dividends to its shareholders to the extent of its tax-exempt interest income (less expenses applicable thereto). Exempt-interest dividends are treated by share-holders as interest excludable from their gross income for Federal income tax purposes but are included in determining what portion, if any, of a person's social security and railroad retirement benefits will be includable in gross income subject to Federal income tax. Exempt-interest dividends may be subject to state and local tax. Interest with respect to indebtedness incurred or con-tinued by a shareholder to purchase or carry shares of the Fund is not deduct-ible to the extent that such dividends relate to exempt-interest dividends received from the Fund.

  In accordance with a revenue ruling issued by the Internal Revenue Service, the Fund will designate distributions made to holders of Common Stock and to holders of any outstanding shares of preferred stock in accordance with each class's proportionate share of each item of Fund income (such as net capital gains and other taxable income). The terms of the shares of any preferred stock may require the Fund to pay an additional dividend on the preferred stock in an amount such that the net after tax return to such preferred stocks would be the same as the net after tax return that would have been derived if the dividends paid to such preferred shareholders, including any additional dividends with respect to shares of the preferred stock, had qualified in their entirety as tax-exempt income.

  Distributions of the Fund's investment company taxable income (which does not include tax-exempt interest income) are taxable to holders of Common Stock and any preferred shareholders as ordinary income whether paid in cash or, in the case of holders of Common Stock, reinvested in additional Common Stock. Distri-butions of the Fund's net capital gains ("capital gains dividends"), if any, whether paid in cash or, in the case of holders of Common Stock, reinvested in additional Common Stock, are taxable to holders of Common Stock and any pre-ferred shareholders at the rates applicable to long-term capital gains regard-less of the length of time shares of the Fund have been held by such holders of
Common Stock and any preferred shareholders. Distributions in excess of the
Fund's earnings and profits will first reduce the adjusted tax basis of a hold-er's shares and, after such adjusted tax basis is reduced to zero, will consti-tute capital gains to such holder (assuming such shares are held as a capital asset). It

Smith Barney Intermediate Municipal Fund, Inc.

is not expected that any portion of the distributions from the Fund will be eligible for the dividends received deduction for corporations.

  The Fund will inform shareholders of the source and tax status of all dis-tributions promptly after the close of each calendar year. A portion of such distributions may constitute taxable income and a return of capital, regard-less of whether such distributions are received in cash or in the form of Com-mon Stock. Holders of Common Stock receiving distributions in the form of additional shares of Common Stock issued by the Fund will be treated for Fed-eral income tax purposes as receiving a distribution in an amount equal to the fair market value of the Common Stock received, determined as of the distribu-tion date. The basis of such Common Stock will equal the fair market value on the distribution date. Holders of Common Stock receiving distributions in the form of additional shares of Common Stock purchased by the Plan Agent under the Fund's Dividend Reinvestment Plan will be treated for Federal income tax purposes as receiving the amount of cash received by the Plan Agent on their behalf. In general, the basis of such Common Stock will equal the price paid by the Plan Agent for such Common Stock.

  Although dividends generally will be treated as distributed when paid, divi-dends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid during January of the fol-lowing year will be treated as having been distributed by the Fund and received by the shareholders on the December 31 prior to the date of payment.
In addition, certain other distributions made after the close of a taxable year of the Fund may be treated as paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.

  Exempt-interest dividends allocable to interest received by the Fund on cer-tain "private activity" obligations issued after August 7, 1986 will be treated as interest on such obligations and thus will give rise to an item of tax preference that will increase a shareholder's alternative minimum taxable income. Unless otherwise provided in regulations, the portion of the Fund's interest on such "private activity" obligations allocable to holders of Common
Stock will correspond to the portion of the Fund's total net tax-exempt income distributed to holders of Common Stock. In addition, exempt-interest divi-dends, whether or not attributable to private activity bonds, received by cor-porations will be taken into account (i) in determining the alternative mini-mum tax imposed on 75%

Smith Barney Intermediate Municipal Fund, Inc.

of the excess of adjusted current earnings over alternative minimum taxable income (ii) in calculating the environmental tax equal to
0.12 percent of a
corporation's modified alternative minimum taxable income in excess of $2 mil-lion, and (iii) in determining the foreign branch profits tax imposed on the effectively connected earnings and profits (with adjustments) of United States branches of foreign corporations. Accordingly, investment in the Fund may cause holders of Common Stock to be subject to (or result in an increased lia-bility under) the alternative minimum tax, the environmental tax or the branch profits tax.

  Exempt-interest dividends will not be tax-exempt to the extent made to any shareholder who is a "substantial user" of the facilities financed by tax-exempt obligations held by the Fund or "related persons" of such substantial users.

  For taxpayers other than corporations, net capital gains will be taxed at a maximum marginal rate of 28%, while short-term capital gains and other taxable income will be taxed at a maximum marginal rate of 31%.

 SALES OF SHARES

  The sale of Common Stock (including transfers in connection with a redemp-tion or repurchase of Common Stock) will be a taxable transaction for Federal income tax purposes. Selling shareholders will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Common Stock and the amount received. If such shares of Common Stock are held as a capital asset, the gain or loss will be a capital gain or loss and will be long-term if such shares have been held for more than one year. Any loss realized upon a taxable disposition of Common Stock held for six months or less will be disallowed to the extent of any exempt-interest dividends received with respect to such Common Stock. If any such loss is not disal-lowed, it will be treated as long-term capital loss to the extent of any capi-tal gains dividends received with respect to such Common Stock. Additionally, any loss realized on a redemption or exchange of Common Stock will be disal-lowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after such disposition, such as pursuant to reinvestment of dividends in Common Stock.

Smith Barney Intermediate Municipal Fund, Inc.

 STATEMENTS AND NOTICES

  Statements as to the tax status of the dividends and distributions received by shareholders of the Fund are mailed annually. These statements show the dollar amount of income excluded from Federal income taxes and the dollar amount, if any, subject to Federal income taxes. The statements will also des-ignate the amount of exempt-interest dividends that are a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes. The Fund will notify shareholders annually as to the interest excluded from Federal income taxes earned by the Fund with respect to those states and possessions in which the Fund has or had investments. The dollar amount of dividends paid by the Fund that is excluded from Federal income taxation and the dollar amount of dividends paid by the Fund that is subject to Federal income taxation, if any, will vary for each shareholder depending upon the size and duration of the shareholder's investment in the Fund. To the extent that the Fund earns taxable net investment income, it intends to designate as taxable dividends the same percentage of each day's dividend as its taxable net investment income bears to its total net investment income earned on that date. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.

 BACKUP WITHHOLDING

  If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that he has provided a correct taxpayer identification number and that he is not sub-ject to "backup withholding," the shareholder may be subject to a 31% "backup withholding" tax with respect to (1) taxable dividends and distributions and
(2) the proceeds of any sales or repurchases of shares of Common Stock. An individual's taxpayer identification number is his social security number. The
31% backup withholding tax is not an additional tax and may be credited against a taxpayer's Federal income tax liability.

DESCRIPTION OF SHARES


  The Fund was incorporated under the laws of the State of Maryland on Decem-ber 19, 1991 by the Articles of Incorporation. The Articles of Incorporation authorize issuance of the Common Stock. The Articles of Incorporation provide that the Fund shall continue without limitation of time.

Smith Barney Intermediate Municipal Fund, Inc.

 COMMON STOCK

                                                   AMOUNT
                                                OUTSTANDING
                                            EXCLUSIVE OF
SHARES
                                            HELD BY FUND FOR
ITS
                              AMOUNT HELD    OWN ACCOUNT AS
OF
  TITLE OF        SHARES    BY FUND FOR ITS       MARCH 8,
  CLASS         AUTHORIZED    OWN ACCOUNT           1996
------------------------------------------------------------
----
Common Stock    100,000,000         0            8,288,885

  No shares, other than those currently outstanding, are offered for sale pur-suant to this Prospectus.

  The Fund has authorized capital of 100 million shares, all of which are cur-rently designated as Common Stock, par value $.001 per share. Unissued shares of capital stock may be reclassified by the Board of Directors without a share-holder vote into one or more classes of preferred or other stock with no restrictions on the rights and preferences of any such classes except as may be imposed by the 1940 Act or Maryland law. The description of preferred stock below generally reflects the requirements of the 1940 Act. The Fund may issue preferred stock for such consideration as the Board considers appropriate. Any such consideration to be received by the Fund will be limited to cash or securities.

  Shares of Common Stock, when issued, are fully paid and nonassessable. Share-holders are entitled to one vote for each share of Common Stock held for the election of directors and other matters submitted to shareholders. There are no preemptive rights. Each share of Common Stock is entitled to participate equally in the net distributable assets of the Fund upon liquidation or termi-nation.

  If any preferred stock were outstanding, holders of the Common Stock would not be entitled to receive any net income of or other distributions from the
Fund unless all accrued dividends on the preferred stock had been paid, and unless appropriate asset coverage was maintained.

  Under the requirements of the 1940 Act, the Fund must, immediately after any issuance of preferred stock and after giving effect to any distribution on the
Common Stock, have an "asset coverage" of at least 200%. With respect to pre-ferred stock, asset coverage means the ratio which the value of the total assets of the Fund, less all liability and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of senior

Smith Barney Intermediate Municipal Fund, Inc.

securities representing indebtedness of the Fund, if any, plus the aggregate liquidation preference of the preferred stock. If the Fund were to seek a rat-ing of any preferred stock, asset coverage requirements in addition to, and more stringent than, those set forth in the 1940 Act may be imposed. The liq-uidation value of shares of the preferred stock would be expected to equal their aggregate original purchase price plus any accrued and unpaid distribu-tions thereon. In addition, such rating service could require the Fund to maintain a portion of its assets, in an amount approximating the accrued dis-tributions on the preferred stock plus certain projected distribution amounts, in short-term, high quality fixed income securities. The terms of the pre-ferred stock, including its distribution rate, voting rights, liquidation preference and redemption provisions, would be determined by the Board at the time of offering and may contain any provisions permitted by applicable law.

  In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of preferred stock would be entitled to receive a preferential liquidating distribution expected to equal the original purchase price per share plus accrued and unpaid distributions (whether or not earned or declared) before any distribution of assets could be made to holders of Common Stock. After payment of the full amount of the liquidating distribu-tion to which they would be entitled, the holders of preferred stock would not be entitled to any further participation in any distribution of assets by the
Fund. A consolidation or merger of the Fund with or into any other corporation or corporations or a sale of all or substantially all of the assets of the
Fund shall not be deemed to be a liquidation, dissolution or winding up of the
Fund.

  Except as indicated below and set forth below under "Certain Provisions of the Articles of Incorporation and Market Discount--Anti-
Takeover Provisions"
or except as expressly required by applicable law or expressly set forth in the designation of rights and preferences with respect to any preferred stock, the holders of preferred stock would have no voting rights.

  Holders of preferred stock, voting as a class, would at all times be enti-tled to elect two of the Fund's directors. In addition, under the 1940 Act, if at any time distributions on the Fund's preferred stock were to be unpaid in an amount equal to two full years' distributions thereon, the holders of all outstanding preferred stock, voting as a class, would be entitled to elect a majority of the Fund's directors until all distributions in default have been paid or declared and set apart for payment.

  The affirmative vote of the holders of a majority of the outstanding pre-ferred stock voting as a class, would be required to amend, alter or repeal any of the

Smith Barney Intermediate Municipal Fund, Inc.

preferences, rights or powers of holders of preferred stock so as to affect materially and adversely such preferences, rights or powers, or increase or decrease the number of preferred stock authorized to be issued. Unless a higher percentage is required as described under "Anti-Takeover Provisions," the affir-mative vote of the holders of a majority of the outstanding preferred stock, voting as a class, would be required to approve any plan of reorganization adversely affecting such shares or any action requiring a vote of security holders under Section 13(a) of the 1940 Act including, among other things, changes in the Fund's investment objective or changes in the investment restrictions described above under "Investment Restrictions".

  The Fund has no present intention of offering additional Common Stock or any preferred stock. Other offerings of its Common Stock, if made, will require approval of the Fund's Board of Directors. Any additional offering will be sub-ject to the requirements of the 1940 Act that such Common Stock may not be issued at a price below the then current net asset value, exclusive of under-writing discounts and commissions, except in connection with an offering to existing shareholders or with the consent of the holders of a majority of the
Fund's outstanding voting securities.

CERTAIN PROVISIONS OF THE ARTICLES OF INCORPORATION AND
MARKET DISCOUNT


 ANTI-TAKEOVER PROVISIONS

  The Fund presently has provisions in its Articles of Incorporation and Bylaws
(commonly referred to as "anti-takeover" provisions) which may have the effect of limiting the ability of other entities or persons to acquire control of the
Fund, to cause it to engage in certain transactions or to modify its structure.

  The Board of Directors is classified into three classes, each with a term of three years with only one class of directors standing for election in any year.
Such classification may prevent replacement of a majority of the directors for up to a two year period. Directors may be removed from office only for cause by vote of at least 75% of the shares entitled to be voted on the matter. In addi-tion, unless 70% of the Board of Directors approves the transaction, the affir-mative vote of the holders of at least 75% of the shares will be required to authorize the Fund's conversion from a closed-end to an open-end investment company, or generally to authorize any of the following transactions: (i) merg-

Smith Barney Intermediate Municipal Fund, Inc.

CERTAIN PROVISIONS OF THE ARTICLES OF INCORPORATION AND
MARKET DISCOUNT
(CONTINUED)

er, consolidation or share exchange of the Fund with or into any other corpo-ration; (ii) dissolution or liquidation of the Fund; (iii) sale, lease, exchange or other disposition of all or substantially all of the assets of the
Fund; (iv) change in the nature of the business of the Fund so that it would cease to be an investment company registered under the 1940 Act; or (v) sale, lease or exchange to the Fund, in exchange for securities of the Fund, of any assets of any entity or person (except assets having an aggregate fair market value of less than $1,000,000). The affirmative vote of at least 75% of the shares will be required to amend the Articles of Incorporation or Bylaws to change any of the foregoing provisions.

  The percentage votes required under these provisions, which are greater than the minimum requirements under Maryland law or the 1940 Act, will make more difficult a change in the Fund's business or management and may have the effect of depriving shareholders of an opportunity to sell shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The
Fund's Board of Directors, however, has considered these antitakeover provi-sions and believes they are in the best interests of shareholders.

MARKET DISCOUNT

  Shares of common stock of closed-end investment companies frequently trade at a discount from net asset value, or in some cases trade at a premium.
Shares of closed-end investment companies investing primarily in fixed income securities tend to trade on the basis of income yield on the market price of the shares and the market price may also be affected by trading volume, gen-eral market conditions and economic conditions and other factors beyond the control of the Fund. As a result, the market price of the Fund's shares may be greater or less than the net asset value. From March 12, 1993 through March 1,
1996, the Fund's shares have traded from a premium of 4.66% to a market dis-count of (10.44%).

  Some closed-end companies have taken certain actions, including the repur-chase of common stock in the market at market prices and the making of one or more tender offers for common stock at net asset value, in an effort to reduce or mitigate the discount, and others have converted to an open-end investment company, the shares of which are redeemable at net asset value.

Smith Barney Intermediate Municipal Fund, Inc.

CERTAIN PROVISIONS OF THE ARTICLES OF INCORPORATION AND
MARKET DISCOUNT
(CONTINUED)


  The Fund's Board of Directors has seen no reason to adopt any of the steps, which some other closed-end funds have used to address the discount. In addi-tion, the experience of many closed-end funds suggests that the effect of many of these steps (other than open-ending) on the discount may be temporary or insignificant. Accordingly, there can be no assurance that any of these actions will be taken or, if undertaken, will cause the Fund's shares to trade at a price equal to their net asset value.

CUSTODIAN, TRANSFER, AND DIVIDEND-PAYING AGENT, REGISTRAR
AND PLAN AGENT


  PNC Bank, located at 17th and Chestnut Streets,
Philadelphia, Pennsylvania
19103, is the custodian of the Fund and has custody of all securities and cash of the Fund. The custodian, among other things, attends to the collection of principal and income, and payment for any collection of proceeds of securities bought and sold by the Fund. First Data, located at One Exchange Place, Boston,
Massachusetts 02109, serves as the Fund's transfer agent, dividend-paying agent and registrar. First Data also serves as agent in connection with the Plan.

REPORTS TO SHAREHOLDERS


  The Fund sends unaudited quarterly and audited annual reports to the holders of its securities, including a list of investments held.

EXPERTS


  The audited financial statements incorporated into this Prospectus have been so included in reliance on the report of KPMG Peat Marwick
LLP, independent
auditors, given on the authority of said firm as experts in auditing and accounting.

Smith Barney Intermediate Municipal Fund, Inc.

ADDITIONAL INFORMATION


  This Prospectus does not contain all of the information set forth in the
Registration Statement filed with the SEC. The complete
Registration Statement
may be obtained from the SEC upon payment of the fee prescribed by its Rules and Regulations.

                             --------------------

  No person has been authorized to give any information or to make any repre-sentations not contained in this Prospectus and, if given or made, the infor-mation or representations must not be relied upon as having been authorized by the Fund, the Investment Manager or Smith Barney. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any security other than the shares of Common Stock offered by this Prospectus, nor does it constitute an offer to sell or a solicitation of an offer to buy the shares of
Common Stock by anyone in any jurisdiction in which the offer or solicitation would be unlawful. Neither the delivery of this Prospectus nor any sale made hereunder will, under any circumstances, create any implication that there has been no change in the affairs of the Fund since the date of this Prospectus.
If any material change occurs while this Prospectus is required by law to be delivered, however, this Prospectus will be supplemented or amended according-ly.

Smith Barney Intermediate Municipal Fund, Inc.

APPENDIX A

                 DESCRIPTION OF MOODY'S, S&P AND FITCH
RATINGS

  DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:

    AAA--Bonds that are rated Aaa are judged to be of the best quality, carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments with respect to these bonds are protected by a large or by an exceptionally stable margin, and principal is secure. Although the various protective elements applicable to these bonds are likely to change, those changes are most unlikely to impair the fundamentally strong position of these bonds.

    AA--Bonds that are rated Aa are judged to be of high quality by all stan-dards and together with the Aaa group comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of pro-tection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or other elements may be present that make the long-term risks appear somewhat larger than in Aaa securities.

    A--Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.
Factors giving security
to principal and interest with respect to these bonds are considered adequate, but elements may be present that suggest a susceptibility to impairment some-time in the future.

    BAA--Bonds rated Baa are considered to be medium grade obligations, that is they are neither highly protected nor poorly secured.
Interest payment and
principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

    Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indi-cates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Smith Barney Intermediate Municipal Fund, Inc.

  DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS:

    Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable demand obliga-tions are designated Variable Moody's Investment Grade
(VMIG). This distinc-
tion recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are of the best quality, enjoying strong protection from established cash flows of funds for their ser-vicing or from established and broad-based access to the market for refinanc-ing, or both. Loans bearing the description MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

  DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

    The rating Prime-1 is the highest commercial paper rating assigned by
Moody's. Issuers rated Prime-1 (or related supporting institutions) are con-sidered to have a superior capacity for repayment of short-term promissory obligations. Issuers rates Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations, normally evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteris-tics, while still appropriate, may be more affected by external conditions.
Ample alternative liquidity is maintained.

  DESCRIPTION OF S&P MUNICIPAL BOND RATINGS:

    AAA--These bonds are the obligations of the higher quality and have the strongest capacity for timely payment of debt service.

    GENERAL OBLIGATION BONDS RATED AAA--In a period of economic stress, the issuers of these bonds will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Smith Barney Intermediate Municipal Fund, Inc.

    REVENUE BONDS RATED AAA--Debt service coverage with respect to these bonds has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provi-sions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

    AA--The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues.
Bonds rated AA
have the second strongest capacity for payment of debt service.

    A--Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service.

    GENERAL OBLIGATION BONDS RATED A--There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstanc-es, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

    REVENUE BONDS RATED A--Debt service coverage is good, but not exceptional.
Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security pro-visions, while satisfactory, are less stringent. Management performance appearance appears adequate.

    BBB--The bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Whereas bonds in this group normally exhibit adequate protection parameters, adverse economic conditions or chang-ing circumstances are more likely to lead to a weakened capacity to pay inter-est and repay principal for debt in this category than in higher rated catego-ries. Bonds rated BBB have the fourth strongest capacity or payment of debt service.

    S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating catego-ries, except in the AAA category.

Smith Barney Intermediate Municipal Fund, Inc.

  DESCRIPTION OF S&P MUNICIPAL NOTE RATINGS:

    Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues deter-mined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

  DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

    Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.
Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

  DESCRIPTION OF FITCH MUNICIPAL BOND RATINGS:

    AAA--Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reason-ably foreseeable events.

    AA--Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.
Because bonds rated in the AAA and AA categories are not significantly vulner-able to foreseeable future developments, short-term debt of these issues is generally rated F-1+ by Fitch.

    A--Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

    BBB--Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse consequences on these bonds, and therefore impair timely payment. The likelihood that the

Smith Barney Intermediate Municipal Fund, Inc.

ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

    Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs, however, are not used in the AAA category.

 DESCRIPTION OF FITCH SHORT-TERM RATINGS:

    Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

    The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

    Fitch's short-term ratings are as follows:

    F-1+--Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

    F-1--Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

    F-2--Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

    F-3--Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, although near-term adverse changes could cause these securities to be rated below investment grade.

    LOC--The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

Smith Barney Intermediate Municipal Fund, Inc.

APPENDIX B

                              OPTIONS AND FUTURES

    GENERAL. The Fund may engage in futures and options transactions in accor-dance with its investment objective and policies. The Fund may engage in such transactions if it appears advantageous to the Investment Manager to do so in order to pursue its investment objective, to hedge against the effects of mar-ket conditions and to stabilize the value of its assets. The Investment Manager may also decide not to engage in any of these investment practices. The use of futures and options, and the possible benefits and attendant risks are dis-cussed below, along with information concerning certain other investment poli-cies and techniques.

    FINANCIAL FUTURES CONTRACTS. The Fund may enter into financial futures con-tracts for the future delivery of a financial instrument, such as a security, or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which the Fund holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities, or the cash value of an index, called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the under-taking of a contractual obligation to acquire the securities, or cash value of an index, at a specified price during a specified delivery period. At the time of delivery, in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the deliv-ery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.

    Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual commitment is closed out before delivery without having to make or take deliv-ery of the security. The offsetting of a contractual obligation is accomplished by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same period. Such a transaction cancels the obligation to make or take delivery of the securities.
All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded.
The Fund will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. Futures contracts entail risk. If the Investment Manager's

Smith Barney Intermediate Municipal Fund, Inc.

judgment about the general direction of securities markets or interest rates is wrong, the Fund's overall performance may be poorer than if the Fund had not entered into such contracts.

    There may be an imperfect correlation between movements in prices of futures contracts and portfolio securities being hedged. In addition, the mar-ket prices of futures contracts may be affected by certain factors. If partic-ipants in the futures market elect to close out their contracts through off-setting transactions rather than meet margin requirements, distortions in the normal relationship between the securities and futures markets could result.
Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities rather than engage in clos-ing transactions due to the resultant reduction in the liquidity of the futures market. In addition, because from the point of view of speculators, the margin requirements in the futures market may be less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect corre-lation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the
Investment Manager may still not result in a successful hedging transaction.
If this should occur, the Fund could lose money on the financial futures con-tracts and also on the value of its portfolio securities.

    OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Fund may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period specified in the terms of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. The Fund would be required to deposit with its custodian ini-tial margin and maintenance margin with respect to put and call options on futures contracts written by it. Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

    OPTIONS ON SECURITIES. The Fund may write covered call options so long as it owns securities which are acceptable for escrow purposes and may write secured put options, which means that so long as the Fund is obligated as

Smith Barney Intermediate Municipal Fund, Inc.

a writer of a put option, it will invest an amount, not less than the exercise price of the put option, in securities consistent with the Fund's investment objective and policies and restrictions on investment. See "Investment Objec-tive and Management Policies" and "Investment Restrictions." A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the period specified in the terms of the option. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during the period specified in the terms of the option. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. The Fund may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a benchmark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price, less the amount paid for the option. At times the Fund may wish to establish a position in a security upon which call options are available. By purchasing a call option on such security the Fund would be able to fix the cost of acquir-ing the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market, because the Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

    OPTIONS ON SECURITIES INDICES. The Fund also may purchase and write call and put options on securities indices. Through the writing or purchase of index options, the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on securi-ties (which require, upon exercise, delivery of

Smith Barney Intermediate Municipal Fund, Inc.

the underlying security), settlements of options on securities indices, upon exercise thereof, are in cash, and the gain or loss of an option on an index depends on price movements in the market generally (or in a particular indus-try or segment of the market on which the underlying index base) rather than
price movements in individual securities, as is the case with respect to options on securities.

    When the Fund writes an option on a securities index, it will be required to deposit with its custodian eligible securities equal in value to 100% of the exercise price in the case of a put, or the contract's value in the case of a call. In addition, where the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equiv-alents equal in value to such excess.

    Options on securities and index options involve risks similar to those risks relating to transactions in financial futures described above. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

    OVER-THE-COUNTER OPTIONS. As previously indicated in this Prospectus (see
"Investment Objectives and Management Policies--Investment
Techniques"), the
Fund may deal in OTC options. The Fund understands the position of the staff of the SEC to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. The Fund and the Investment Man-ager disagree with this position and have found the dealers with which they engage in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Fund has adopted procedures for engag-ing in OTC options for the purpose of reducing any potential adverse impact of such transactions upon the liquidity of the Fund's portfolio.

    As part of these procedures the Fund will only engage in OTC options transactions with respect to U.S. government securities with primary dealers that have been specifically approved by the Board of Directors of the Fund.
The Fund will engage in OTC options transactions with respect to municipal securities only with dealers that have been specifically approved by the Board of Directors. The Fund and its Investment Manager believe that the approved dealers should be agreeable and able to enter into closing transactions as necessary and, therefore, present minimal credit risks to the Fund. The Fund anticipates entering into written agreements with those dealers to whom the
Fund may sell OTC options, pursuant to which the Fund would have the absolute right to repur-

Smith Barney Intermediate Municipal Fund, Inc.

chase the OTC options from such dealers at any time at a price with respect to
U.S. Government securities determined pursuant to a formula set forth in cer-tain no action letters published by the SEC staff. The Fund will not engage in
OTC options transactions if the amount invested by the Fund in OTC options, plus, with respect to OTC options written by the Fund, the amounts required to be treated as illiquid pursuant to the terms of such letters (and the value of the assets used as cover with respect to OTC option sales which are not within the scope of such letters), plus the amount invested by the Fund in illiquid securities, would exceed 25% of the Fund's total assets. OTC options on securi-ties other than U.S. Government securities, including options on municipal securities, may not be within the scope of such letters and, accordingly, the amount invested by the Fund in OTC options on such other securities and the value of the assets used as cover with respect to OTC options sales regarding such non-U.S. Government securities will be treated as illiquid and subject to the 25% limitation on the Fund's assets which may be invested in illiquid secu-rities.

    REGULATORY RESTRICTIONS. To the extent required to comply with applicable
SEC releases and staff positions, when purchasing a futures contract or writing a put option, the Fund will maintain, in a segregated account, cash or liquid high-grade securities equal to the value of such contracts.

    The Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures con-tracts held by the Fund plus premiums paid by it for open options on futures would exceed 5% of the fair market value of the Fund's total assets after tak-ing into account unrealized profits and unrealized losses on any such con-tracts. The Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which the Fund holds or intends to purchase.

    ACCOUNTING AND TAX CONSIDERATIONS. When the Fund writes an option, an amount equal to the premium received by it is included in the Fund's Statement of Assets and Liabilities as a liability. The amount of the liability is subse-quently marked to market to reflect the current market value of the option written. When the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option.

    In the case of a regulated futures contract purchased or sold by the Fund, an amount equal to the initial margin deposit is recorded as an asset. The

Smith Barney Intermediate Municipal Fund, Inc.

amount of the asset is subsequently adjusted to reflect changes in the amount of the deposit as well as changes in the value of the contract.

    Certain listed options and futures contracts are considered "section 1256 contracts" for Federal income tax purposes. In general, gain or loss realized by the Fund on section 1256 contracts will be considered 60% long term and 40%
short term capital gain or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and at October 31 for purposes of calculating the excise tax) will be "marked to market", that is, treated for Federal income tax purposes as though sold for fair market value on the last business day of such taxable year. The Fund can elect to exempt its section 1256 con-
tracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

    Gain or loss realized by the Fund upon the expiration or sale of certain over-the-counter put and call options held by the Fund will be either long term or short term capital gain or loss depending upon the Fund's holding period with respect to such option. However, gain or loss realized upon the expiration or closing out of such options that are written by the Fund will be treated as short term capital gain or loss. In general, if the Fund exercises an option, or an option that the Fund has written is exercised, gain or loss on the option will not be separately recognized, but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.

    Any security, option or futures contract, delayed delivery transaction, or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts will constitute a "mixed straddle". In general, strad-dles are subject to certain rules that may affect the character and timing of the Funds' gains and losses with respect to straddle positions by requiring, among other things, that loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until such position is disposed of; that the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possi-bly resulting in gain being treated as short term capital gain rather than long term capital gain); and that losses recognized with respect to certain straddle positions, that otherwise constitute short term capital losses, be treated as long term capital losses. Different elections are available to the
Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.

------------------------------------------------------------
--------------------

     SMITH BARNEY
     ------------

       A Member of TravelersGroup[ART]




     Smith
     Barney
     Intermediate
     Municipal
     Fund, Inc.

     COMMON STOCK

     388 Greenwich Street New York, New York 10013

     FD[    ]     3/96








                            PART C
                     OTHER INFORMATION



Item    24    .  Financial Statements and Exhibits.

     (1)  Financial Statements

     Parts A and B

          (a)  Financial Highlights

             (b)    The Registrants Annual Report for the
     period ended December 31, 1995 and the Independent
     Auditors Report are incorporated by reference to the definitive 30b-2 filed on February 22, 1996 as accession number 0000091155-96-000087.

     Part C
          None

               (2)  Exhibits:

                    Exhibit
                    Number              Description

                    (a)(1)              Articles of
              Incorporation of Registrant*
                        (2)             Amended Articles
of
              Incorporation of Registrant*
                    (b)            By-Laws.*
                    (c)            Not Applicable.
                    (d)            Form of Specimen
               Certificate representing shares of
                                   Common Stock, par
               value $.001 per share**
                    (e)            Registrants Dividend
               Reinvestment Plan (filed herewith)
                    (f)            Not Applicable
                    (g)(1)              Form of Investment
               Management Agreement.**
                        (2)             Form of Transfer
and
               Assumption of Investment
                                   Management Agreement
               between Registrant, Mutual
                                   Management Corp and
               Smith Barney Mutual Funds
                                   Management Inc. (filed
               herewith)
                    (h)            Form of Underwriting
               Agreement.**
                    (i)            Not Applicable.
                    (j)            Form of Custodian
               Services Agreement.**
                    (k)            Form of Transfer
Agency
               and Registrar Agreement
                                   (filed herewith)
                    (l)(1)              Opinion and
                    consent
                of Sullivan & Cromwell.**
                        (2)             Opinion and
consent
                of Sullivan & Cromwell.**
                    (m)            Not Applicable
                    (n)            Consent of KPMG Peat
              Marwick LLP (filed herewith)
                    (o)            Not Applicable.
                    (p)            Not
Applicable.
                    (q)            Not
Applicable.
                    (r)            Financial Data Schedule
               (filed herewith)


             * Previously filed. by Registrant with its initial Registration Statement (No. 33-44639) on
          December 19, 1991
                **  Previously filed by Registrant with
               PreEffective Amendment No. 3 to its
               Registration
          Statement (No. 33-44639) on February 27, 1992


Item    25.      Marketing Arrangements.

        Reference is made to the Underwriting Agreement, filed as Exhibit (h) by Registrant with Pre-Effective
Amendment No. 3 to its Registration Statement .

Item    26.      Other Expense of Issuance and
Distribution.

   The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Securities and Exchange Commission registration      $ 0
fees
National Association of Securities Dealers, Inc.       0
fee
American Stock Exchange listing fee                    0
Blue Sky fees and expenses                             0
Costs of Stock Certificates                            0
Printing                                            5,000
Legal fees and expenses                                0
Independent Auditors' fees and expenses                0
Miscellaneous                                          0_
                                           Total   $5,000




Item    27.      Persons Controlled by or Under Common
Control.

        None
Item    28.      Number of Holders of Securities.

     The number of record holders of Registrant as of
   March 8,1996     is as follows:

               (1)                                (2)
     Title of Class                     Number of Record
     Holders Shares of Common Stock, par
        173     value $.001 per share


Item    29.      Indemnification.

     Under Registrant's Articles of Incorporation, the directors and officers of Registrant will be indemnified to the fullest extent allowed and in the manner provided by Maryland law and applicable provisions of the Investment Company Act of 1940, as amended (the 1940 Act), including advancing of expenses incurred in connection therewith. Indemnification shall not be provided however to any officer or director against any liability to the Registrant or its security holders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Article 2, Section 405.2 of the Maryland General
Corporation Law provides that the Articles of Incorporation of a Maryland corporation may limit the extent to which directors or officers may be personally liable to the Corporation or its shareholders for money damages in certain instances. The Registrant's Articles of Incorporation provide that, to the fullest extent permitted by Maryland law, as it may be amended or interpreted from time to time, no director or officer of the Registrant shall be personally liable to the Registrant or its shareholders. The Registrant's Articles of Incorporation also provide that no amendment of the Registrant's Articles of Incorporation or repeal of any of its provisions shall limit or eliminate any of the benefits provided to directors and officers in respect of any act or omission that occurred prior to such amendment or repeal.

     Insofar as indemnification for liabilities under the 1933 Act may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the 1933 Act (other than for expenses incurred in a successful defense) is asserted against the Fund by the directors or officers in connection with the Common Shares, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.
Item 30.  Business and other Connections of Investment
Manager.

        Smith Barney Mutual Funds Management Inc.
(SBMFM) was incorporated in 1968 and is a wholly owned subsidiary of Smith Barney Holdings Inc. (Holdings), which is in turn a wholly owned subsidiary of Travelers
Group Inc. (Travelers). For additional information, see
Management of the Fund in the Prospectus.
     The list required by this Item 30 of officers and directors of SBMFM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past five fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM pursuant to the Advisers Act (SEC File No.
801-8314).


Item    31.      Location of Accounts and Records.

        Each Person maintaining physical possession of accounts, books and other documents of the Registrant required to be maintained pursuant to Section 31(a) of the 1940 Act, is listed below:

          (1)  Smith Barney Mutual Funds Management Inc.
               388 Greenwich Street
               New York, New York 10013
          (2)  PNC Bank, National Association
              17th and Chestnut Streets
               Philadelphia, Pennsylvania 19103.

          (3)  First Data Investor Services Group,
               Inc. Exchange Place
               Boston, Massachusetts 02109


Item    32.      Management Services.

        Not Applicable.

Item    33.      Undertakings.

        (1) Not Applicable.

     (2) Not Applicable.

     (3) Not Applicable.

         (4)(a)       The  Registrant  undertakes  to
file, during any period in which offers or sales are being made, a Post-Effective Amendment to the Registration
Statement:


          (1)  to include any prospectus required by
Section 10(a)(3) of the 1933 Act;


           (2)   to  reflect in the prospectus any facts
or events   after   the  effective  date  of  the
Registration
Statement  (or  the  most  recent  Post-Effective
Amendment thereof)  which, individually or in the
aggregate, represent a  fundamental  change in the
formation  set  forth  in  the Registration Statement; and
           (3)   to  include  any material information
with respect to the plan of distribution not previously
disclosed in  this  Registration Statement or any material
change  to such information in this Registration
Statement.
      (4)(b)     Registrant undertakes that, for the
purpose of  determining  any  liability under  the  1933
Act,  each subsequent Post-Effective Amendment shall be
deemed to be  a new               Registration  Statement
relating  to  the  securities
offered  therein,  and the offering of those  securities

at that  time  shall  be  deemed to be the  initial  bona

fide offering thereof.

     (4)(c)    Not Applicable.

     (5)  Not Applicable.

     (6)  Not Applicable.

                        SIGNATURES

      Pursuant to the requirements of the Securities Act
of 1933, as amended, and the Investment Company Act of
1940, as amended,  the Registrant has duly caused this
Post-Effective Amendment No. 1 to its Registration
Statement on Form N-2 to be  signed on its behalf by the
undersigned, thereunto  duly authorized, in the City of
New York, State of New  York,  on the    22nd day of
March, 1996.



                                  SMITH BARNEY
                                  INTERMEDIATE
                                  MUNICIPAL FUND, INC.
                                       By   /s/   HEATH
B.
MCLENDON
                                  Heath B. McLendon
                                  Chairman of the Board
                                  and
                                            Chief
                                            Executive
Officer

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


signature           Title                         Date


   /s/ Heath B. McLendon           Chairman of the Board
and
Heath    B.    McLendon          Chief   Executive
     Officer March 22, 1996


/s/   Jessica   Bibliowicz         President  and
Director
March 22, 1996
Jessica Bibliowicz


/s/ Joseph H. Fleiss*         Director
March 22, 1996
Joseph H. Fleiss
/s/ Donald R. Foley*          Director
March 22, 1996
Donald R. Foley


____________________          Director
March 22, 1996
Paul Hardin


/s/ Francis P. Martin*        Director
March 22, 1996
Francis P. Martin


/s/ Roderick C. Rasmussen*    Director
March 22, 1996
Roderick C. Rasmussen

/s/ John P. Toolan*
Director
March 22, 1996
John P. Toolan


/s/ C. Richard Youngdahl*     Director
March 22, 1996
C. Richard Youngdahl


/s/ Lewis E. Daidone          Senior Vice President and
Lewis E. Daidone         Treasurer (Chief Financial
                    and Accounting Officer)
March 22, 1996
*By:      /s/Lewis E. Daidone
     Lewis E. Daidone
     Pursuant to Power of Attorney.



             SMITH BARNEY MUNICIPAL FUND,
                       INC. EXHIBIT INDEX


Exhibit
Number
Description of Exhibit


          (e)                           Form   of
Dividend
Reinvestment Plan

     (g)(2)                          Form  of  Transfer
and
Assumption of
                         Investment Management Agreement

      (k)                         Form  of  Transfer
Agency
Agreement

     (n)                        Consent of KPMG Peat
Marwick
LLP

    (r)                       Financial Data Schedule
                         Cover Letter